UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03334

CALVERT SOCIAL INVESTMENT FUND

(Exact name of registrant as specified in charter)

4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)

William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (301) 951-4800

Date of fiscal year end: September 30

Date of reporting period: Third quarter ended June 30, 2014

Item 1. Schedule of Investments.

CALVERT SOCIAL INVESTMENT FUND BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2014

EQUITY SECURITIES - 61.6%	SHARES	VALUE
Aerospace & Defense - 0.5%
B/E Aerospace, Inc.*	31,425	$2,906,498

Air Freight & Logistics - 3.2%
FedEx Corp.	94,521	14,308,589
United Parcel Service, Inc., Class B	58,360	5,991,238
		20,299,827

Automobiles - 1.2%
Toyota Motor Corp. (ADR)	66,960	8,012,434

Banks - 2.7%
JPMorgan Chase & Co.	24,454	1,409,039
Wells Fargo & Co.	308,969	16,239,411
		17,648,450

Beverages - 0.4%
PepsiCo, Inc.	31,796	2,840,655

Biotechnology - 2.1%
Amgen, Inc.	102,314	12,110,908
Gilead Sciences, Inc.*	20,050	1,662,346
		13,773,254

Capital Markets - 0.3%
Franklin Resources, Inc.	34,820	2,013,989

Communications Equipment - 1.6%
Cisco Systems, Inc.	324,607	8,066,484
QUALCOMM, Inc.	31,760	2,515,392
		10,581,876

Consumer Finance - 2.1%
American Express Co.	23,146	2,195,861
Capital One Financial Corp. (s)	133,263	11,007,524
		13,203,385

Diversified Financial Services - 0.8%
Moody's Corp.	61,032	5,350,065

Diversified Telecommunication Services - 0.6%
AT&T, Inc.	52,405	1,853,041
BT Group plc (ADR)	25,836	1,695,616
		3,548,657

Electronic Equipment & Instruments - 0.3%
Jabil Circuit, Inc.	81,772	1,709,035

Energy Equipment & Services - 1.0%
Exterran Holdings, Inc.	144,357	6,494,621

Food & Staples Retailing - 1.1%
Costco Wholesale Corp.	15,116	1,740,758
CVS Caremark Corp.	70,459	5,310,495
		7,051,253

Food Products - 2.3%
Kellogg Co.	162,867	10,700,362
McCormick & Co., Inc.	27,767	1,987,840
The Hershey Co.	19,985	1,945,939
		14,634,141

Health Care Equipment & Supplies - 4.5%
Becton Dickinson and Co.	17,390	2,057,237
DENTSPLY International, Inc.	37,142	1,758,674
Medtronic, Inc.	220,573	14,063,734
St. Jude Medical, Inc.	135,236	9,365,093
The Cooper Co.'s, Inc.	10,907	1,478,226
		28,722,964

Health Care Providers & Services - 2.9%
Express Scripts Holding Co.*	30,659	2,125,589
HCA Holdings, Inc.*	58,880	3,319,654
McKesson Corp.	58,076	10,814,332
Mednax, Inc.*	27,198	1,581,564
Quest Diagnostics, Inc.	17,880	1,049,377
		18,890,516

Household Products - 1.5%
Kimberly-Clark Corp.	69,557	7,736,130
The Procter & Gamble Co.	27,465	2,158,474
		9,894,604

Industrial Conglomerates - 1.2%
Danaher Corp.	99,344	7,821,353

Insurance - 3.6%
Aflac, Inc.	30,922	1,924,894
Allianz SE (ADR)	103,065	1,730,358
American Financial Group, Inc.	175,956	10,479,939
Prudential Financial, Inc.	8,468	751,704
The Travelers Co.'s, Inc.	86,652	8,151,354
		23,038,249

Internet Software & Services - 1.0%
Akamai Technologies, Inc.*	49,160	3,001,710
Google, Inc.:
Class A*	3,111	1,818,908
Class C*	3,111	1,789,696
		6,610,314

IT Services - 3.2%
DST Systems, Inc.	79,035	7,284,656
International Business Machines Corp.	9,040	1,638,681
Visa, Inc.	9,439	1,988,891
Western Union Co.	546,926	9,483,697
		20,395,925

Machinery - 2.5%
Cummins, Inc.	52,429	8,089,270
Dover Corp.	84,520	7,687,094
		15,776,364

Media - 7.4%
DIRECTV*	129,705	11,026,222
Omnicom Group, Inc.	107,965	7,689,267
Time Warner Cable, Inc.	72,990	10,751,427
Time Warner, Inc.	145,654	10,232,194
Time, Inc.*	0	3
Viacom, Inc., Class B	93,180	8,081,501
		47,780,614

Multiline Retail - 0.3%
Target Corp.	33,701	1,952,973

Oil, Gas & Consumable Fuels - 1.6%
Denbury Resources, Inc.	563,738	10,406,603

Pharmaceuticals - 3.2%
Johnson & Johnson	139,815	14,627,445
Roche Holding AG (ADR)	163,347	6,092,843
		20,720,288

Professional Services - 0.6%
Manpowergroup, Inc.	41,823	3,548,682

Semiconductors & Semiconductor Equipment - 0.3%
Intel Corp.	66,135	2,043,572

Software - 1.0%
Citrix Systems, Inc.*	24,594	1,538,355
Microsoft Corp.	91,198	3,802,957
Symantec Corp.	56,815	1,301,063
		6,642,375

Specialty Retail - 0.6%
The Home Depot, Inc.	45,682	3,698,415

Technology Hardware, Storage & Peripherals - 4.4%
Apple, Inc.	239,970	22,300,412
EMC Corp.	95,787	2,523,030
Western Digital Corp.	38,073	3,514,138
		28,337,580

Textiles, Apparel & Luxury Goods - 0.6%
Nike, Inc., Class B	47,624	3,693,241

Venture Capital - 1.0%
Agraquest, Inc., Contingent Deferred Distribution (b)(i)*	1	60,805
BiddingForGood, Inc. (b)(i)*	14,049	—
CFBanc Corp. (b)(i)*	27,000	259,333
Community Bank of the Bay*	4,000	16,120
Consensus Orthopedics, Inc.:
Common Stock (b)(i)*	180,877	—
Series A-1, Preferred (b)(i)*	420,683	—
Series B, Preferred (b)(i)*	348,940	161,772
Series C, Preferred (b)(i)*	601,710	209,320
Environmental Private Equity Fund II, Liquidating Trust LP (b)(i)*	200,000	648
Kickboard:
Common (a)(b)(i)*	169,932	33,568
Series A, Preferred (a)(b)(i)*	1,560,476	385,328
LearnZillion, Inc.:
Series A, Preferred (b)(i)*	169,492	145,763
Series A-1, Preferred (b)(i)*	108,678	134,761
Lumni, Inc., Series B, Preferred (b)(i)*	17,265	116,366
MACH Energy:
Common (b)(i)*	20,536	344
Series A, Preferred (b)(i)*	27,977	5,630
Series B, Preferred (b)(i)*	26,575	7,308
Mobius Technologies, Inc.:
Common (b)(i)*	12,560	—
Series A-1, Preferred (b)(i)*	6,943	—
Series A-4, Preferred (b)(i)*	2,716	—
Neighborhood Bancorp (b)(i)*	10,000	—
Seventh Generation, Inc. (b)(i)*	200,295	5,052,857
Wild Planet Entertainment, Contingent Deferred Distribution (b)(i)*	1	31,023
Wind Harvest Co., Inc. (b)(i)*	8,696	—
		6,620,946

Total Equity Securities (Cost $318,611,404)		396,663,718

VENTURE CAPITAL LIMITED PARTNERSHIP INTEREST - 0.2%	ADJUSTED BASIS
Coastal Venture Partners (b)(i)*	$57,944	60,653
Commons Capital (b)(i)*	327,358	132,769
First Analysis Private Equity Fund IV (b)(i)*	225,317	767,724
GEEMF Partners (a)(b)(i)*	-	99,122
Global Environment Emerging Markets Fund (b)(i)*	-	355,488
Infrastructure and Environmental Private Equity Fund III (b)(i)*	55,896	105,587
Labrador Ventures III (b)(i)*	360,875	42,416
New Markets Growth Fund LLC (b)(i)*	225,646	—
Solstice Capital (b)(i)*	25,486	80,597

Total Venture Capital Limited Partnership Interest (Cost $1,278,521)		1,644,356

VENTURE CAPITAL DEBT OBLIGATIONS - 0.2%	PRINCIPAL AMOUNT
Rose Smart Growth Investment Fund I LP, 6.545%, 4/1/21 (b)(i)	$1,000,000	1,082,079

Total Venture Capital Debt Obligations (Cost $1,000,000)		1,082,079

ASSET-BACKED SECURITIES - 4.1%
American Credit Acceptance Receivables Trust:
1.64%, 11/15/16 (e)	123,439	123,689
2.84%, 5/15/19 (e)	545,000	555,030
2.39%, 11/12/19 (e)	400,000	403,144
American Homes 4 Rent, 2.75%, 6/17/31 (e)(r)	1,000,000	993,820
Avis Budget Rental Car Funding AESOP LLC, 3.04%, 3/20/19 (e)	700,000	716,989
CAL Funding II Ltd.:
3.47%, 10/25/27 (e)	208,333	210,744
3.35%, 3/27/28 (e)	1,487,500	1,485,604
California Republic Auto Receivables Trust, 1.18%, 8/15/17 (e)	286,997	288,444
Carfinance Capital Auto Trust, 3.15%, 8/15/19 (e)	750,000	760,806
CKE Restaurant Holdings, Inc., 4.474%, 3/20/43 (e)	686,875	705,500
CLI Funding V LLC, 3.29%, 6/18/29 (e)	800,000	799,672
Cronos Containers Program Ltd., 3.81%, 9/18/27 (e)	247,500	248,741
CV Mortgage Loan Trust, 4.311%, 12/25/43 (e)(r)	376,758	381,937
Element Rail Leasing I LLC:
2.299%, 4/19/44 (e)	292,607	291,729
3.668%, 4/19/44 (e)	600,000	604,860
4.406%, 4/19/44 (e)	700,000	698,040
Exeter Automobile Receivables Trust, 1.49%, 11/15/17 (e)	568,171	570,488
Flagship Rail Services LLC, 3.08%, 4/15/43 (e)	795,417	803,176
Ford Credit Auto Owner Trust/Ford Credit, 2.41%, 11/15/25 (e)	400,000	402,497
Global SC Finance II SRL, 2.98%, 4/17/28 (e)	1,757,833	1,760,407
Invitation Homes Trust:
1.60%, 12/17/30 (e)(r)	100,000	100,001
3.902%, 6/17/31 (e)(r)	800,000	801,143
MVW Owner Trust, 2.15%, 4/22/30 (e)	361,090	364,272
OneMain Financial Issuance Trust:
2.43%, 6/18/24 (e)	400,000	399,992
3.24%, 6/18/24 (e)	200,000	201,500
Santander Drive Auto Receivables Trust, 1.94%, 3/15/18	375,000	380,784
Sierra Timeshare Receivables Funding LLC, 2.70%, 10/20/30 (e)	382,720	385,131
SLM Private Credit Student Loan Trust, 0.521%, 12/15/39 (r)	239,991	207,330
SLM Private Education Loan Trust:
2.59%, 1/15/26 (e)	400,000	405,016
3.50%, 11/15/44 (e)	200,000	193,313
SLM Student Loan Trust, 1.652%, 1/25/45 (r)	600,000	585,479
SolarCity LMC:
Series I LLC, 4.80%, 11/20/38 (e)	948,601	978,482
Series II LLC, 4.59%, 4/20/44 (e)	592,745	611,707
STORE Master Funding LLC, 4.21%, 4/20/44 (e)	1,099,542	1,114,825
SVO VOI Mortgage Corp., 2.00%, 9/20/29 (e)	585,057	587,098
TAL Advantage V LLC:
2.83%, 2/22/38 (e)	468,000	466,308
3.55%, 11/20/38 (e)	565,000	575,736
4.625%, 11/20/38 (e)	2,165,833	2,219,979
3.51%, 2/22/39 (e)	1,015,000	1,031,205
3.33%, 5/20/39 (e)	696,254	692,981
3.97%, 5/20/39 (e)	198,333	196,965
TOP-RE, Series 2013-LTR1, Class A Notes, 3.47%, 11/20/28	266,967	267,259
Trip Rail Master Funding LLC, 4.085%, 4/15/44 (e)	500,000	515,280
United Auto Credit Securitization Trust, 2.22%, 12/15/17 (e)	150,000	151,013

Total Asset-Backed Securities (Cost $26,058,791)		26,238,116

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED) - 0.5%
CAM Mortgage Trust, 2.60%, 5/15/48 (b)(e)(r)	1,200,000	1,200,000
Fannie Mae Connecticut Avenue Securities:
CAS 2014-C02 1M2, 2.751%, 5/25/24 (r)	1,200,000	1,194,923
CAS 2014-C02 2M2, 2.751%, 5/25/24 (r)	200,000	200,000
Freddie Mac Structured Agency Credit Risk Debt Notes, 1.602%, 11/25/23 (r)	360,019	363,912
Springleaf Mortgage Loan Trust, 1.57%, 12/25/59 (e)(r)	300,970	300,806

Total Collateralized Mortgage-Backed Obligations (Privately Originated) (Cost $3,260,216)		3,259,641

COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.2%
BAMLL Commercial Mortgage Securities Trust, 1.302%, 8/15/29 (e)(r)	1,000,000	1,000,669
BWAY Mortgage Trust, 2.809%, 3/10/33 (e)	400,000	398,825
COMM Mortgage Trust, 2.151%, 6/8/30 (e)(r)	950,000	951,857
COMM SAVA Mortgage Trust, 3.25%, 6/15/34 (e)(r)	500,000	500,295
Commercial Mortgage Pass Through Certificates:
2.054%, 6/11/27 (e)(r)	800,000	796,000
3.25%, 11/27/28 (e)(r)	250,437	251,225
EQTY 2014-INNS Mortgage Trust, 3.604%, 5/8/31 (e)(r)	1,100,000	1,100,096
Extended Stay America Trust:
2.958%, 12/5/31 (e)	485,000	492,063
3.604%, 12/5/31 (e)	820,000	840,898
GS Mortgage Securities Corp. II, 3.007%, 12/10/30 (e)	750,000	721,087
GS Mortgage Securities Trust:
Series - B, 3.79%, 1/10/31 (e)	600,000	612,113
Series - D, 3.79%, 1/10/31 (e)	400,000	385,556
Hilton USA Trust:
3.714%, 11/5/30 (e)	1,000,000	1,022,577
5.609%, 11/5/30 (e)(r)	200,000	206,457
JP Morgan Chase Commercial Mortgage Securities Trust:
3.751%, 6/15/29 (e)(r)	900,000	900,279
1.302%, 4/15/30 (e)(r)	550,000	549,210
LCCM Mortgage Trust, 3.897%, 5/15/31 (e)(r)	400,000	382,360
Motel 6 Trust, 2.743%, 10/5/25 (e)	1,550,000	1,567,558
ORES NPL LLC:
6.00%, 3/27/24 (e)	600,000	599,214
3.081%, 9/25/25 (e)	249,049	249,062
PFP III Ltd., 1.322%, 6/14/31 (e)(r)	599,869	601,233

Total Commercial Mortgage-Backed Securities (Cost $14,105,193)		14,128,634

CORPORATE BONDS - 23.9%
Agilent Technologies, Inc., 3.20%, 10/1/22	600,000	582,321
Alliance Mortgage Investments, Inc., 12.61%, 6/1/10 (b)(r)(x)*	385,345	—
Altera Corp., 2.50%, 11/15/18	500,000	507,680
Amazon.com, Inc.:
1.20%, 11/29/17	600,000	596,386
2.50%, 11/29/22	1,200,000	1,135,012
America Movil SAB de CV:
2.375%, 9/8/16	350,000	359,880
1.23%, 9/12/16 (r)	1,000,000	1,011,984
American Express Centurion Bank, 0.674%, 11/13/15 (r)	2,400,000	2,410,625
American Honda Finance Corp., 1.60%, 2/16/18 (e)	500,000	501,584
American Tower Corp., 3.40%, 2/15/19	500,000	523,078
Amgen, Inc.:
3.45%, 10/1/20	100,000	104,577
5.15%, 11/15/41	800,000	858,427
Aon plc, 4.60%, 6/14/44	500,000	499,990
Apple, Inc.:
3.45%, 5/6/24	300,000	303,343
3.85%, 5/4/43	300,000	275,949
Assured Guaranty US Holdings, Inc., 5.00%, 7/1/24	300,000	298,213
AT&T, Inc.:
2.95%, 5/15/16	500,000	519,670
1.60%, 2/15/17	500,000	505,852
1.40%, 12/1/17	300,000	298,742
2.30%, 3/11/19	725,000	731,933
3.875%, 8/15/21	400,000	425,542
4.35%, 6/15/45	1,325,000	1,255,991
Autodesk, Inc., 1.95%, 12/15/17	600,000	606,281
Bank of America Corp.:
0.554%, 8/15/16 (r)	600,000	594,756
1.266%, 1/15/19 (r)	300,000	303,854
2.60%, 1/15/19	1,100,000	1,112,939
2.65%, 4/1/19	300,000	304,080
4.125%, 1/22/24	2,300,000	2,371,284
5.125% to 6/17/19, floating rate thereafter to 12/29/49 (r)	700,000	697,377
Bank of America NA:
5.30%, 3/15/17	1,200,000	1,319,802
0.531%, 6/15/17 (r)	1,500,000	1,482,678
Bank of New York Mellon Corp., 2.40%, 1/17/17	400,000	414,144
BB&T Corp., 1.60%, 8/15/17	600,000	605,482
Becton Dickinson and Co., 3.125%, 11/8/21	250,000	257,016
BI-LO LLC / BI-LO Finance Corp., 8.625%, 9/15/18 (e)	500,000	507,500
Bombardier, Inc.:
4.75%, 4/15/19 (e)	500,000	508,750
6.00%, 10/15/22 (e)	300,000	307,500
Boston Properties LP:
3.70%, 11/15/18	250,000	266,884
3.85%, 2/1/23	1,000,000	1,031,235
Canadian National Railway Co., 1.45%, 12/15/16	150,000	152,054
Capital One Bank:
1.20%, 2/13/17	300,000	299,987
2.25%, 2/13/19	400,000	402,539
3.375%, 2/15/23	1,200,000	1,191,894
CBS Corp., 3.375%, 3/1/22	1,000,000	1,002,212
CC Holdings GS V LLC / Crown Castle GS III Corp., 2.381%, 12/15/17	600,000	611,010
CenturyLink, Inc.:
6.45%, 6/15/21	700,000	759,500
7.65%, 3/15/42	700,000	698,250
Cisco Systems, Inc., 5.50%, 1/15/40	450,000	523,958
CIT Group, Inc.:
5.25%, 3/15/18	975,000	1,046,906
5.00%, 8/1/23	700,000	716,625
Citigroup, Inc.:
2.50%, 9/26/18	1,800,000	1,829,338
2.55%, 4/8/19	500,000	503,910
5.50%, 9/13/25	1,120,000	1,249,325
Consolidated Edison Company of New York, Inc., 4.45%, 6/15/20	300,000	332,874
Corning, Inc., 1.45%, 11/15/17	500,000	491,641
Costco Wholesale Corp., 1.70%, 12/15/19	600,000	590,900
COX Communications, Inc., 4.70%, 12/15/42 (e)	550,000	534,868
Crown Castle Towers LLC, 4.883%, 8/15/40 (e)	1,300,000	1,435,954
Cummins, Inc., 4.875%, 10/1/43	550,000	602,851
CVS Pass-Through Trust, 6.036%, 12/10/28	1,029,043	1,184,592
DDR Corp., 4.75%, 4/15/18	500,000	544,165
Delphi Corp., 4.15%, 3/15/24	600,000	623,005
Discover Financial Services, 3.85%, 11/21/22	750,000	763,601
Discovery Communications LLC:
3.30%, 5/15/22	1,000,000	995,445
4.875%, 4/1/43	900,000	907,632
Dr Pepper Snapple Group, Inc., 3.20%, 11/15/21	200,000	203,369
Dun & Bradstreet Corp., 3.25%, 12/1/17	600,000	621,304
DuPont Fabros Technology LP, 5.875%, 9/15/21	500,000	522,500
Eaton Corp.:
1.50%, 11/2/17	500,000	500,620
2.75%, 11/2/22	600,000	580,976
eBay, Inc., 2.60%, 7/15/22	500,000	479,030
Ecolab, Inc., 4.35%, 12/8/21	750,000	822,423
Enterprise Products Operating LLC:
4.85%, 8/15/42	200,000	206,818
4.85%, 3/15/44	300,000	309,526
7.034% to 1/15/18, floating rate thereafter to 1/15/68 (r)	1,250,000	1,426,750
EOG Resources, Inc., 2.625%, 3/15/23	600,000	579,022
ERP Operating LP, 4.625%, 12/15/21	300,000	330,221
Excalibur One 77B LLC, 1.492%, 1/1/25	201,321	192,364
Experian Finance plc, 2.375%, 6/15/17 (e)	600,000	613,142
Express Scripts Holding Co.:
4.75%, 11/15/21	300,000	332,034
3.50%, 6/15/24	600,000	593,714
FedEx Corp.:
2.625%, 8/1/22	600,000	575,356
3.875%, 8/1/42	300,000	269,398
Fidelity National Information Services, Inc., 2.00%, 4/15/18	600,000	597,610
Fifth Third Bancorp, 2.30%, 3/1/19	500,000	502,606
Ford Motor Credit Co. LLC:
4.207%, 4/15/16	750,000	791,553
3.984%, 6/15/16	700,000	739,670
4.25%, 2/3/17	200,000	214,787
0.80%, 12/6/17 (r)	600,000	600,395
2.375%, 3/12/19	250,000	251,214
5.875%, 8/2/21	700,000	821,844
General Mills, Inc., 3.15%, 12/15/21	1,500,000	1,530,989
Genworth Holdings, Inc., 4.80%, 2/15/24	1,200,000	1,282,292
Gilead Sciences, Inc.:
3.70%, 4/1/24	500,000	513,050
4.80%, 4/1/44	500,000	527,598
GlaxoSmithKline Capital, Inc., 2.80%, 3/18/23	600,000	583,607
Goldman Sachs Group, Inc.:
3.625%, 2/7/16	700,000	729,594
6.15%, 4/1/18	875,000	1,003,469
4.00%, 3/3/24	2,200,000	2,239,510
Great River Energy, 5.829%, 7/1/17 (e)	535,657	582,673
Grupo Bimbo SAB de CV:
3.875%, 6/27/24 (e)	500,000	499,010
4.875%, 6/27/44 (e)	500,000	488,575
Harley-Davidson Financial Services, Inc., 2.70%, 3/15/17 (e)	500,000	517,118
HCP, Inc., 3.15%, 8/1/22	600,000	588,390
Health Care REIT, Inc., 3.75%, 3/15/23	600,000	601,894
Hercules Offshore, Inc., 8.75%, 7/15/21 (e)	500,000	528,750
Hershey Co., 1.50%, 11/1/16	150,000	152,753
Home Depot, Inc.:
2.70%, 4/1/23	600,000	582,353
4.20%, 4/1/43	600,000	587,238
Host Hotels & Resorts LP, 3.75%, 10/15/23	500,000	495,490
Howard Hughes Medical Institute, 3.50%, 9/1/23	750,000	772,173
HSBC Holdings plc, 4.00%, 3/30/22	500,000	531,948
Illinois Tool Works, Inc., 3.90%, 9/1/42	300,000	282,853
Ingredion, Inc.:
1.80%, 9/25/17	600,000	600,463
4.625%, 11/1/20	600,000	646,494
Intel Corp., 4.80%, 10/1/41	400,000	423,603
International Business Machines Corp.:
2.90%, 11/1/21	250,000	253,032
3.625%, 2/12/24	500,000	513,026
International Finance Corp., 0.625%, 11/15/16	125,000	124,689
JLL/Delta Dutch Newco BV, 7.50%, 2/1/22 (e)	500,000	517,500
John Deere Capital Corp.:
1.25%, 12/2/14	300,000	301,255
1.95%, 3/4/19	150,000	150,067
Johnson Controls, Inc., 4.625%, 7/2/44	500,000	500,395
JPMorgan Chase & Co.:
1.129%, 1/25/18 (r)	1,000,000	1,014,087
2.35%, 1/28/19	600,000	607,022
3.875%, 2/1/24	900,000	926,800
3.625%, 5/13/24	2,700,000	2,710,824
Kimberly-Clark Corp., 3.70%, 6/1/43	500,000	462,723
Kinder Morgan Energy Partners LP:
3.45%, 2/15/23	500,000	485,222
3.50%, 9/1/23	500,000	485,600
5.50%, 3/1/44	300,000	316,685
Laboratory Corp. of America Holdings:
2.20%, 8/23/17	600,000	610,759
2.50%, 11/1/18	300,000	305,692
Liberty Mutual Group, Inc., 4.25%, 6/15/23 (e)	1,600,000	1,658,347
Life Technologies Corp., 6.00%, 3/1/20	500,000	584,393
LL & P Wind Energy, Inc. Washington Revenue Bonds, 6.192%, 12/1/27 (e)	1,200,000	1,169,328
Lowe's Co.'s, Inc., 4.65%, 4/15/42	250,000	262,319
LULWA Ltd., 1.888%, 2/15/25	978,827	949,793
Macquarie Group Ltd., 3.00%, 12/3/18 (e)	200,000	205,162
Masco Corp.:
5.85%, 3/15/17	600,000	661,500
6.50%, 8/15/32	350,000	370,125
Mattel, Inc.:
1.70%, 3/15/18	400,000	398,290
3.15%, 3/15/23	500,000	488,204
McDonald's Corp., 3.625%, 5/1/43	600,000	540,785
Memorial Sloan-Kettering Cancer Center, 4.125%, 7/1/52	300,000	288,282
Methanex Corp.:
3.25%, 12/15/19	600,000	614,317
5.25%, 3/1/22	1,000,000	1,105,620
Microsoft Corp.:
2.125%, 11/15/22	500,000	478,736
3.50%, 11/15/42	500,000	445,348
Morgan Stanley:
6.25%, 8/28/17	900,000	1,025,714
2.50%, 1/24/19	500,000	505,600
5.50%, 1/26/20	1,200,000	1,373,482
3.875%, 4/29/24	500,000	506,060
5.00%, 11/24/25	900,000	959,911
National Money Mart Co., 10.375%, 12/15/16	900,000	948,375
Nationwide Health Properties, Inc., 6.90%, 10/1/37	400,000	491,711
New York Life Global Funding, 1.65%, 5/15/17 (e)	200,000	202,462
NII Capital Corp.:
10.00%, 8/15/16	600,000	186,000
7.625%, 4/1/21	700,000	201,250
NIKE, Inc.:
2.25%, 5/1/23	600,000	565,942
3.625%, 5/1/43	600,000	553,975
Nissan Motor Acceptance Corp.:
1.95%, 9/12/17 (e)	150,000	151,900
2.65%, 9/26/18 (e)	500,000	513,128
2.35%, 3/4/19 (e)	650,000	654,596
Nordstrom, Inc., 4.00%, 10/15/21	300,000	321,134
North American Development Bank:
2.30%, 10/10/18	900,000	913,354
2.40%, 10/26/22	600,000	571,283
NOVA Chemicals Corp., 8.625%, 11/1/19	600,000	640,800
Numericable Group SA, 6.00%, 5/15/22 (e)	500,000	520,000
Nuveen Investments, Inc., 9.50%, 10/15/20 (e)	600,000	711,000
NYU Hospitals Center, 4.428%, 7/1/42	500,000	469,344
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.875%, 7/17/18 (e)	300,000	307,090
Pentair Finance SA:
1.35%, 12/1/15	600,000	604,648
1.875%, 9/15/17	600,000	606,535
PepsiCo, Inc.:
2.75%, 3/5/22	300,000	297,203
2.75%, 3/1/23	400,000	391,037
Perrigo Co. plc, 5.30%, 11/15/43 (e)	300,000	321,826
Pioneer Natural Resources Co., 5.875%, 7/15/16	1,645,000	1,800,082
PNC Bank NA, 2.70%, 11/1/22	1,000,000	963,960
ProLogis LP, 6.875%, 3/15/20	253,000	303,977
Prospect Medical Holdings, Inc., 8.375%, 5/1/19 (e)	400,000	436,000
Prudential Financial, Inc.:
3.50%, 5/15/24	500,000	498,496
4.60%, 5/15/44	500,000	504,059
QVC, Inc., 7.375%, 10/15/20 (e)	500,000	536,714
Qwest Corp., 7.50%, 10/1/14	395,000	401,685
Regency Centers LP, 3.75%, 6/15/24	500,000	501,762
Reliance Steel & Aluminum Co., 4.50%, 4/15/23	500,000	510,080
Reynolds Group Issuer Inc / Reynolds Group Issuer LLC, 9.00%, 4/15/19	600,000	635,250
Rogers Communications, Inc.:
3.00%, 3/15/23	600,000	577,385
5.00%, 3/15/44	600,000	625,687
Sanofi SA, 1.25%, 4/10/18	600,000	592,129
SBA Tower Trust, 3.722%, 4/15/48 (e)	1,100,000	1,093,502
Simon Property Group LP, 6.125%, 5/30/18	500,000	581,725
Spencer Spirit Holdings, Inc.:
11.00%, 5/1/17 (e)	900,000	955,125
9.00%, 5/1/18 (e)	1,000,000	1,024,600
St. Jude Medical, Inc.:
2.50%, 1/15/16	1,000,000	1,026,608
3.25%, 4/15/23	500,000	495,604
Standard Chartered plc, 3.95%, 1/11/23 (e)	600,000	596,849
Stanley Black & Decker, Inc., 2.90%, 11/1/22	600,000	586,228
State Street Corp., 3.10%, 5/15/23	300,000	294,597
SunTrust Bank:
0.517%, 8/24/15 (r)	500,000	499,403
7.25%, 3/15/18	500,000	592,042
SunTrust Banks, Inc., 2.35%, 11/1/18	500,000	506,394
Tagua Leasing LLC, 1.581%, 11/16/24	885,845	848,583
Telefonica Emisiones SAU:
3.992%, 2/16/16	600,000	628,199
3.192%, 4/27/18	600,000	627,045
Texas Instruments, Inc., 1.65%, 8/3/19	600,000	589,613
The Hertz Corp., 7.50%, 10/15/18	600,000	628,500
The TJX Co.'s, Inc., 2.50%, 5/15/23	600,000	570,201
Thermo Fisher Scientific, Inc., 5.30%, 2/1/44	300,000	332,974
Thomson Reuters Corp.:
4.30%, 11/23/23	300,000	314,497
5.65%, 11/23/43	300,000	330,848
Time Warner Cable, Inc., 5.50%, 9/1/41	400,000	447,475
Time Warner, Inc.:
4.05%, 12/15/23	1,200,000	1,244,765
5.375%, 10/15/41	500,000	543,460
4.90%, 6/15/42	500,000	509,209
TJX Co.'s, Inc., 2.75%, 6/15/21	600,000	600,222
Toronto-Dominion Bank, 2.375%, 10/19/16	400,000	413,990
Toyota Motor Credit Corp., 2.05%, 1/12/17	400,000	410,885
United Parcel Service, Inc., 2.45%, 10/1/22	500,000	485,171
US Bancorp, 2.95%, 7/15/22	500,000	492,388
US Bank, 3.778% to 4/29/15, floating rate thereafter to 4/29/20 (r)	1,500,000	1,535,291
Ventas Realty LP / Ventas Capital Corp.:
4.00%, 4/30/19	1,000,000	1,074,382
3.25%, 8/15/22	600,000	593,181
Viacom, Inc.:
3.125%, 6/15/22	1,600,000	1,571,086
5.25%, 4/1/44	500,000	528,217
Vornado Realty LP, 5.00%, 1/15/22	600,000	657,225
Wachovia Capital Trust III, 5.57%, 3/29/49 (r)	750,000	727,500
Walgreen Co., 1.80%, 9/15/17	600,000	605,194
Weingarten Realty Investors, 4.45%, 1/15/24	600,000	627,597
Wells Fargo & Co.:
1.15%, 6/2/17	1,000,000	998,240
4.10%, 6/3/26	600,000	607,559
Whirlpool Corp., 3.70%, 3/1/23	1,000,000	1,009,873
Willis Group Holdings plc, 4.125%, 3/15/16	1,000,000	1,045,601
Wisconsin Public Service Corp., 3.671%, 12/1/42	600,000	560,873
Yara International ASA, 7.875%, 6/11/19 (e)	500,000	612,202
Zoetis, Inc., 3.25%, 2/1/23	600,000	593,518

Total Corporate Bonds (Cost $152,095,166)		153,890,304

FLOATING RATE LOANS(d)- 0.1%
BJ's Wholesale Club, Inc., 4.50%, 9/26/19 (r)	493,769	494,260
SUPERVALU, Inc., 4.50%, 3/21/19 (r)	294,368	294,138

Total Floating Rate Loans (Cost $785,912)		788,398

MUNICIPAL OBLIGATIONS - 0.8%
Connecticut Special Tax Obligation Revenue Bonds, 5.459%, 11/1/30	400,000	444,184
Government Development Bank for Puerto Rico Revenue Bonds:
3.448%, 2/1/15 (b)	300,000	291,750
4.704%, 5/1/16	825,000	693,000
New York City GO Bonds, 5.206%, 10/1/31	1,275,000	1,441,324
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, 5.767%, 8/1/36	1,000,000	1,221,410
New York State Dormitory Authority Revenue Bonds, 5.289%, 3/15/33	500,000	579,270
Utah GO Bonds, 3.539%, 7/1/25	600,000	621,948

Total Municipal Obligations (Cost $5,389,932)		5,292,886

HIGH SOCIAL IMPACT INVESTMENTS - 0.7%
Calvert Social Investment Foundation Notes, 0.50%, 7/1/14 (b)(i)(r)	4,266,666	4,252,670

Total High Social Impact Investments (Cost $4,266,666)		4,252,670

U.S. TREASURY OBLIGATIONS - 1.5%
United States Treasury Bonds, 3.625%, 2/15/44	3,600,000	3,799,123
United States Treasury Notes:
0.875%, 6/15/17	990,000	990,387
1.625%, 6/30/19	1,135,000	1,135,000
2.125%, 6/30/21	2,495,000	2,494,611
2.50%, 5/15/24	1,586,000	1,583,770

Total U.S. Treasury Obligations (Cost $9,922,239)		10,002,891

SOVEREIGN GOVERNMENT BONDS - 0.3%
Export Development Canada, 0.875%, 1/30/17	175,000	175,392
Kommunalbanken AS, 0.75%, 11/21/16 (e)	100,000	99,812
Province of Ontario Canada:
1.65%, 9/27/19	600,000	590,707
2.45%, 6/29/22	1,000,000	976,430
Province of Quebec Canada, 2.625%, 2/13/23	380,000	370,207

Total Sovereign Government Bonds (Cost $2,248,947)		2,212,548

TIME DEPOSIT - 4.0%
State Street Bank Time Deposit, 0.083%, 7/1/14	25,637,753	25,637,753

Total Time Deposit (Cost $25,637,753)		25,637,753

TOTAL INVESTMENTS (Cost $564,660,740) - 100.1%		645,093,994
Other assets and liabilities, net - (0.1%)		(873,991)
NET ASSETS - 100%		$644,220,003

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
10 Year U.S. Treasury Notes	12	9/14	$1,502,063	($4,578)
30 Year U.S. Treasury Bonds	15	9/14	2,057,813	(1,301)
Ultra U.S. Treasury Bonds	25	9/14	3,748,438	29,540
Total Purchased				$23,661

Sold:
2 Year U.S. Treasury Notes	31	9/14	$6,807,406	$4,492
5 Year U.S. Treasury Notes	132	9/14	15,768,844	39,822
Total Sold				$44,314

(a) Affiliated company.

(b) This security was valued under the direction of the Board of Trustees. See Note A.

(d) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate in effect at period end. Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(i) Restricted securities represent 2.1% of the net assets for Balanced Portfolio.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(s) 2,500 shares of Capital One Financial Corp. held by the Balanced Portfolio have been soft segregated in order to cover outstanding commitments to certain limited partnership investments within the Portfolio. There are no restrictions on the trading of this security.

(x) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.

* Non-income producing security.

Abbreviations:
ADR: American Depositary Receipts
GO: General Obligation
LLC: Limited Liability Corporation
LP: Limited Partnership
plc: Public Limited Company
REIT: Real Estate Investment Trust

Restricted Securities	ACQUISITION DATES	COST
Agraquest, Inc., Contingent Deferred Distribution	8/14/12	$—
BiddingForGood, Inc., Common	6/30/03	9,141
Calvert Social Investment Foundation Notes, 0.50%, 7/1/14	7/1/10	4,266,666
CFBanc Corp.	3/14/03	270,000
Coastal Venture Partners LP	6/7/96 - 6/22/00	57,944
Commons Capital LP	2/15/01 - 12/27/11	327,358
Consensus Orthopedics, Inc.:
Common Stock	2/10/06	504,331
Series A-1, Preferred	8/19/05	4,331
Series B, Preferred	2/10/06	139,576
Series C, Preferred	2/10/06	120,342
Environmental Private Equity Fund II, Liquidating Trust LP	4/26/07	—
First Analysis Private Equity Fund IV LP	2/25/02 - 7/6/11	225,317
GEEMF Partners LP	2/28/97	—
Global Environment Emerging Markets Fund LP	1/14/94 - 12/1/95	—
Infrastructure and Environmental Private Equity Fund III LP	4/16/97 - 2/12/01	55,896
Kickboard:
Common	5/23/13	—
Series A, Preferred	2/12/13 - 6/19/14	385,329
Labrador Ventures III LP	8/11/98 - 4/2/01	360,875
Learnzillion, Inc.:
Series A, Preferred	3/27/12	100,000
Series A-1, Preferred	4/23/13	134,761
Lumni, Inc., Series B, Preferred	8/8/13	116,367
MACH Energy:
Common	10/31/08	889
Series A, Preferred	5/31/02	11,426
Series B, Preferred	12/20/05	20,447
Mobius Technologies, Inc.:
Common	12/11/12	99
Series A-1, Preferred	10/18/02	9,158
Series A-4, Preferred	5/26/06	795
Neighborhood Bancorp	6/25/97	100,000
New Markets Growth Fund LLC, LP	1/8/03 - 7/18/07	225,646
Rose Smart Growth Investment Fund I LP, 6.545%, 4/1/21	4/10/06	1,000,000
Seventh Generation, Inc.	4/12/00 - 5/6/03	230,500
Solstice Capital LP	6/26/01 - 6/17/08	25,486
Wild Planet Entertainment, Contingent Deferred Distribution	5/14/14	330,350
Wind Harvest Co., Inc.	5/16/94	100,000

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT SOCIAL INVESTMENT FUND BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2014

ASSET-BACKED SECURITIES - 9.7%	PRINCIPAL AMOUNT	VALUE
American Credit Acceptance Receivables Trust:
1.64%, 11/15/16 (e)	$444,379	$445,282
2.84%, 5/15/19 (e)	1,965,000	2,001,162
2.39%, 11/12/19 (e)	1,450,000	1,461,398
American Homes 4 Rent, 2.75%, 6/17/31 (e)(r)	3,500,000	3,478,370
Avis Budget Rental Car Funding AESOP LLC, 3.04%, 3/20/19 (e)	2,500,000	2,560,675
CAL Funding II Ltd., 3.35%, 3/27/28 (e)	4,375,000	4,369,422
CKE Restaurant Holdings, Inc., 4.474%, 3/20/43 (e)	2,453,125	2,519,641
CLI Funding V LLC, 3.29%, 6/18/29 (e)	2,800,000	2,798,852
Cronos Containers Program Ltd., 3.81%, 9/18/27 (e)	907,500	912,049
CV Mortgage Loan Trust, 4.311%, 12/25/43 (e)(r)	1,036,085	1,050,327
Element Rail Leasing I LLC:
2.299%, 4/19/44 (e)	1,072,892	1,069,673
3.668%, 4/19/44 (e)	1,900,000	1,915,390
4.406%, 4/19/44 (e)	2,200,000	2,193,840
Flagship Rail Services LLC, 3.08%, 4/15/43 (e)	3,653,948	3,689,589
Global SC Finance II SRL, 2.98%, 4/17/28 (e)	3,135,833	3,140,424
Invitation Homes Trust:
1.60%, 12/17/30 (e)(r)	300,000	300,002
3.902%, 6/17/31 (e)(r)	2,800,000	2,804,001
MVW Owner Trust, 2.15%, 4/22/30 (e)	1,275,339	1,286,577
Navitas Equipment Receivables LLC, 1.95%, 11/15/16 (e)	1,590,194	1,590,757
OneMain Financial Issuance Trust:
2.43%, 6/18/24 (e)	1,400,000	1,399,972
3.24%, 6/18/24 (e)	800,000	806,000
Santander Drive Auto Receivables Trust, 1.94%, 3/15/18	1,450,000	1,472,366
Sierra Timeshare Receivables Funding LLC, 2.70%, 10/20/30 (e)	1,322,123	1,330,452
SLM Private Credit Student Loan Trust, 0.521%, 12/15/39 (r)	799,969	691,099
SLM Private Education Loan Trust:
2.59%, 1/15/26 (e)	1,400,000	1,417,556
3.00%, 5/16/44 (e)	2,000,000	1,940,234
3.50%, 11/15/44 (e)	700,000	676,597
SLM Student Loan Trust, 1.652%, 1/25/45 (r)	2,200,000	2,146,758
SolarCity LMC, Series I LLC, 4.80%, 11/20/38 (e)	3,794,404	3,913,928
STORE Master Funding LLC, 4.21%, 4/20/44 (e)	3,898,375	3,952,562
SVO VOI Mortgage Corp., 2.00%, 9/20/29 (e)	2,340,228	2,348,393
TAL Advantage V LLC:
3.55%, 11/20/38 (e)	1,977,500	2,015,075
3.51%, 2/22/39 (e)	3,673,333	3,731,978
3.33%, 5/20/39 (e)	2,486,621	2,474,934
3.97%, 5/20/39 (e)	694,167	689,377
TOP-RE, Series 2013-LTR1, Class A Notes, 3.47%, 11/20/28	734,159	734,963
Trip Rail Master Funding LLC, 4.085%, 4/15/44 (e)	1,600,000	1,648,896

Total Asset-Backed Securities (Cost $72,440,310)		72,978,571

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED) - 1.5%
CAM Mortgage Trust, 2.60%, 5/15/48 (b)(e)(r)	3,900,000	3,900,000
Fannie Mae Connecticut Avenue Securities:
CAS 2014-C02 1M2, 2.751%, 5/25/24 (r)	4,200,000	4,182,230
CAS 2014-C02 2M2, 2.751%, 5/25/24 (r)	800,000	799,999
JP Morgan Mortgage Trust, 2.769%, 9/25/35 (r)	1,261,878	1,260,889
Springleaf Mortgage Loan Trust, 1.57%, 12/25/59 (e)(r)	1,143,684	1,143,062

Total Collateralized Mortgage-Backed Obligations (Privately Originated) (Cost $11,300,894)		11,286,180

COMMERCIAL MORTGAGE-BACKED SECURITIES - 5.8%
BWAY Mortgage Trust, 2.809%, 3/10/33 (e)	1,750,000	1,744,858
COMM Mortgage Trust, 2.151%, 6/8/30 (e)(r)	3,500,000	3,506,842
Commercial Mortgage Pass Through Certificates:
2.054%, 6/11/27 (e)(r)	2,700,000	2,686,500
3.25%, 11/27/28 (e)(r)	688,700	690,868
EQTY 2014-INNS Mortgage Trust, 3.604%, 5/8/31 (e)(r)	3,600,000	3,600,313
Extended Stay America Trust:
2.958%, 12/5/31 (e)	1,835,000	1,861,725
3.604%, 12/5/31 (e)	3,270,000	3,353,336
GRACE Mortgage Trust, 3.59%, 6/10/28 (e)(r)	400,000	381,034
GS Mortgage Securities Corp. II, 3.007%, 12/10/30 (e)	3,140,000	3,018,950
GS Mortgage Securities Trust:
Series - B, 3.79%, 1/10/31 (e)	2,200,000	2,244,416
Series - D, 3.79%, 1/10/31 (e)	1,400,000	1,349,447
Hilton USA Trust:
3.714%, 11/5/30 (e)	3,500,000	3,579,020
5.609%, 11/5/30 (e)(r)	800,000	825,826
JP Morgan Chase Commercial Mortgage Securities Trust:
3.751%, 6/15/29 (e)(r)	3,000,000	3,000,930
1.302%, 4/15/30 (e)(r)	2,000,000	1,997,128
LCCM Mortgage Trust, 3.897%, 5/15/31 (e)(r)	1,400,000	1,338,260
Motel 6 Trust, 2.743%, 10/5/25 (e)	3,350,000	3,387,949
ORES NPL LLC:
6.00%, 3/27/24 (e)	2,000,000	1,997,380
3.081%, 9/25/25 (e)	996,198	996,249
PFP III Ltd., 1.322%, 6/14/31 (e)(r)	2,099,541	2,104,315

Total Commercial Mortgage-Backed Securities (Cost $43,605,537)		43,665,346

CORPORATE BONDS - 72.1%
Agilent Technologies, Inc., 3.20%, 10/1/22	2,000,000	1,941,070
Alliance Mortgage Investments, Inc., 12.61%, 6/1/10 (b)(r)(x)*	481,681	—
Altera Corp., 2.50%, 11/15/18	2,000,000	2,030,722
Amazon.com, Inc.:
1.20%, 11/29/17	2,000,000	1,987,954
2.50%, 11/29/22	2,000,000	1,891,686
America Movil SAB de CV:
2.375%, 9/8/16	2,000,000	2,056,460
1.23%, 9/12/16 (r)	1,500,000	1,517,976
4.375%, 7/16/42	1,000,000	944,493
American Honda Finance Corp.:
2.125%, 2/28/17 (e)	3,000,000	3,077,652
1.60%, 2/16/18 (e)	1,200,000	1,203,800
American National Red Cross, 5.567%, 11/15/17	1,500,000	1,595,625
American Tower Corp.:
3.40%, 2/15/19	1,200,000	1,255,386
5.90%, 11/1/21	1,450,000	1,671,013
4.70%, 3/15/22	1,500,000	1,613,058
Amgen, Inc.:
3.45%, 10/1/20	500,000	522,887
5.15%, 11/15/41	900,000	965,731
Aon plc, 4.60%, 6/14/44	1,200,000	1,199,976
Apple, Inc.:
3.45%, 5/6/24	1,500,000	1,516,714
3.85%, 5/4/43	750,000	689,872
Assured Guaranty US Holdings, Inc., 5.00%, 7/1/24	1,700,000	1,689,875
AT&T, Inc.:
1.60%, 2/15/17	1,500,000	1,517,556
1.40%, 12/1/17	1,000,000	995,805
2.30%, 3/11/19	3,000,000	3,028,689
3.875%, 8/15/21	700,000	744,698
4.35%, 6/15/45	4,450,000	4,218,235
Bank of America Corp.:
5.25%, 12/1/15	1,500,000	1,585,022
0.554%, 8/15/16 (r)	3,000,000	2,973,780
2.60%, 1/15/19	1,600,000	1,618,821
2.65%, 4/1/19	1,500,000	1,520,400
4.125%, 1/22/24	7,400,000	7,629,348
5.125% to 6/17/19, floating rate thereafter to 12/29/49 (r)	1,600,000	1,594,005
Bank of America NA, 5.30%, 3/15/17	11,400,000	12,538,119
Bank of Montreal, 2.625%, 1/25/16 (e)	4,930,000	5,092,049
Bank of New York Mellon Corp., 2.40%, 1/17/17	2,000,000	2,070,722
BB&T Corp., 1.60%, 8/15/17	2,000,000	2,018,274
Becton Dickinson and Co., 3.125%, 11/8/21	1,475,000	1,516,391
BI-LO LLC / BI-LO Finance Corp., 8.625%, 9/15/18 (e)	2,200,000	2,233,000
Bombardier, Inc.:
4.75%, 4/15/19 (e)	1,700,000	1,729,750
6.00%, 10/15/22 (e)	1,250,000	1,281,250
Boston Properties LP, 3.80%, 2/1/24	2,000,000	2,022,606
Caisse Centrale Desjardins, 2.55%, 3/24/16 (e)	2,000,000	2,067,220
Canadian National Railway Co.:
1.45%, 12/15/16	1,725,000	1,748,619
2.85%, 12/15/21	750,000	752,700
Capital One Bank:
1.20%, 2/13/17	2,000,000	1,999,914
2.25%, 2/13/19	1,000,000	1,006,348
3.375%, 2/15/23	4,000,000	3,972,980
Capital One Financial Corp., 1.00%, 11/6/15	1,500,000	1,504,113
CBS Corp., 3.375%, 3/1/22	2,000,000	2,004,424
CC Holdings GS V LLC / Crown Castle GS III Corp., 3.849%, 4/15/23	1,000,000	1,003,883
CenturyLink, Inc.:
6.45%, 6/15/21	3,150,000	3,417,750
7.65%, 3/15/42	2,600,000	2,593,500
Cisco Systems, Inc., 5.50%, 1/15/40	1,200,000	1,397,221
CIT Group, Inc.:
4.25%, 8/15/17	1,000,000	1,043,125
5.25%, 3/15/18	1,425,000	1,530,094
3.875%, 2/19/19	1,325,000	1,345,670
5.00%, 8/1/23	3,850,000	3,941,438
Citigroup, Inc.:
2.50%, 9/26/18	6,200,000	6,301,054
2.55%, 4/8/19	2,000,000	2,015,640
5.50%, 9/13/25	4,300,000	4,796,517
Consolidated Edison Company of New York, Inc., 4.45%, 6/15/20	1,675,000	1,858,545
Corning, Inc., 1.45%, 11/15/17	1,200,000	1,179,938
Costco Wholesale Corp., 1.70%, 12/15/19	4,000,000	3,939,336
COX Communications, Inc., 4.70%, 12/15/42 (e)	2,125,000	2,066,537
Crown Castle Towers LLC:
5.495%, 1/15/37 (e)	3,000,000	3,237,828
4.883%, 8/15/40 (e)	2,000,000	2,209,160
Cummins, Inc., 4.875%, 10/1/43	1,500,000	1,644,140
CVS Pass-Through Trust, 6.036%, 12/10/28	2,374,715	2,733,675
DDR Corp., 4.75%, 4/15/18	3,000,000	3,264,990
Delphi Corp., 4.15%, 3/15/24	2,000,000	2,076,682
Delta Air Lines Pass Through Trust, 6.75%, 5/23/17	1,000,000	1,070,000
Deutsche Telekom International Finance BV, 4.875%, 3/6/42 (e)	1,300,000	1,359,797
Discover Bank, 8.70%, 11/18/19	948,000	1,204,862
Discover Financial Services, 3.85%, 11/21/22	2,435,000	2,479,156
Discovery Communications LLC:
3.30%, 5/15/22	3,300,000	3,284,968
3.25%, 4/1/23	500,000	490,784
4.875%, 4/1/43	2,800,000	2,823,744
Dr Pepper Snapple Group, Inc.:
2.00%, 1/15/20	1,000,000	980,659
3.20%, 11/15/21	1,000,000	1,016,845
2.70%, 11/15/22	1,000,000	958,833
Dun & Bradstreet Corp., 3.25%, 12/1/17	1,500,000	1,553,260
DuPont Fabros Technology LP, 5.875%, 9/15/21	2,200,000	2,299,000
Eaton Corp.:
2.75%, 11/2/22	1,400,000	1,355,612
4.00%, 11/2/32	500,000	500,318
4.15%, 11/2/42	500,000	483,802
eBay, Inc., 2.60%, 7/15/22	1,200,000	1,149,672
Ecolab, Inc.:
4.35%, 12/8/21	2,000,000	2,193,124
5.50%, 12/8/41	1,000,000	1,166,295
Enterprise Products Operating LLC:
4.85%, 8/15/42	1,300,000	1,344,314
7.034% to 1/15/18, floating rate thereafter to 1/15/68 (r)	8,505,000	9,707,607
EOG Resources, Inc., 2.625%, 3/15/23	1,000,000	965,036
ERP Operating LP, 4.625%, 12/15/21	1,300,000	1,430,957
Excalibur One 77B LLC, 1.492%, 1/1/25	796,336	760,906
Experian Finance plc, 2.375%, 6/15/17 (e)	1,000,000	1,021,904
Express Scripts Holding Co.:
2.65%, 2/15/17	1,500,000	1,558,354
4.75%, 11/15/21	2,200,000	2,434,918
FedEx Corp.:
2.70%, 4/15/23	1,000,000	947,861
4.10%, 4/15/43	1,000,000	934,260
Fidelity National Information Services, Inc.:
2.00%, 4/15/18	2,000,000	1,992,034
3.50%, 4/15/23	2,000,000	1,967,798
Fifth Third Bancorp, 2.30%, 3/1/19	1,200,000	1,206,256
FMC Technologies, Inc.:
2.00%, 10/1/17	1,000,000	1,012,855
3.45%, 10/1/22	1,000,000	990,328
Ford Motor Credit Co. LLC:
4.207%, 4/15/16	4,750,000	5,013,169
3.984%, 6/15/16	1,850,000	1,954,843
4.25%, 2/3/17	2,000,000	2,147,872
0.80%, 12/6/17 (r)	1,000,000	1,000,658
2.375%, 3/12/19	650,000	653,155
5.875%, 8/2/21	2,400,000	2,817,751
Genworth Holdings, Inc., 4.80%, 2/15/24	3,000,000	3,205,731
Gilead Sciences, Inc.:
3.70%, 4/1/24	1,200,000	1,231,321
4.80%, 4/1/44	1,400,000	1,477,273
GlaxoSmithKline Capital, Inc.:
2.80%, 3/18/23	1,000,000	972,678
4.20%, 3/18/43	1,000,000	989,289
Goldman Sachs Group, Inc.:
6.15%, 4/1/18	8,225,000	9,432,595
4.00%, 3/3/24	5,500,000	5,598,775
Great River Energy, 5.829%, 7/1/17 (e)	1,428,419	1,553,794
Grupo Bimbo SAB de CV:
4.50%, 1/25/22 (e)	1,000,000	1,057,580
3.875%, 6/27/24 (e)	1,200,000	1,197,624
4.875%, 6/27/44 (e)	1,200,000	1,172,580
Harley-Davidson Financial Services, Inc.:
1.15%, 9/15/15 (e)	2,000,000	2,010,530
2.70%, 3/15/17 (e)	4,200,000	4,343,791
HCP, Inc., 2.625%, 2/1/20	2,000,000	2,001,038
Health Care REIT, Inc., 3.75%, 3/15/23	2,000,000	2,006,314
Hercules Offshore, Inc., 8.75%, 7/15/21 (e)	1,500,000	1,586,250
Hershey Co., 1.50%, 11/1/16	2,640,000	2,688,457
Home Depot, Inc.:
2.70%, 4/1/23	2,000,000	1,941,176
4.20%, 4/1/43	2,000,000	1,957,460
Host Hotels & Resorts LP, 3.75%, 10/15/23	1,200,000	1,189,175
Howard Hughes Medical Institute, 3.50%, 9/1/23	3,700,000	3,809,387
HSBC Holdings plc, 4.00%, 3/30/22	2,000,000	2,127,790
Illinois Tool Works, Inc., 3.90%, 9/1/42	1,000,000	942,843
Ingredion, Inc.:
1.80%, 9/25/17	2,000,000	2,001,544
4.625%, 11/1/20	1,525,000	1,643,172
Intel Corp., 4.80%, 10/1/41	1,500,000	1,588,510
International Business Machines Corp.:
2.90%, 11/1/21	1,000,000	1,012,129
3.625%, 2/12/24	2,100,000	2,154,707
International Finance Corp., 0.625%, 11/15/16	400,000	399,004
JLL/Delta Dutch Newco BV, 7.50%, 2/1/22 (e)	1,000,000	1,035,000
John Deere Capital Corp., 1.95%, 3/4/19	900,000	900,404
Johnson Controls, Inc.:
5.00%, 3/30/20	750,000	834,870
4.625%, 7/2/44	1,500,000	1,501,185
JPMorgan Chase & Co.:
1.129%, 1/25/18 (r)	3,000,000	3,042,261
2.35%, 1/28/19	3,000,000	3,035,112
3.875%, 2/1/24	4,000,000	4,119,112
3.625%, 5/13/24	9,500,000	9,538,087
Kimberly-Clark Corp., 3.70%, 6/1/43	1,200,000	1,110,535
Kinder Morgan Energy Partners LP:
3.50%, 9/1/23	1,500,000	1,456,800
5.50%, 3/1/44	1,500,000	1,583,427
Laboratory Corp. of America Holdings:
2.50%, 11/1/18	2,000,000	2,037,948
4.00%, 11/1/23	2,000,000	2,026,458
Life Technologies Corp., 6.00%, 3/1/20	1,900,000	2,220,693
LL & P Wind Energy, Inc. Washington Revenue Bonds, 6.192%, 12/1/27 (e)	3,600,000	3,507,984
Lowe's Co.'s, Inc., 4.65%, 4/15/42	750,000	786,957
Macquarie Group Ltd., 3.00%, 12/3/18 (e)	700,000	718,067
Masco Corp.:
4.80%, 6/15/15	2,000,000	2,070,238
5.85%, 3/15/17	2,000,000	2,205,000
7.75%, 8/1/29	750,000	883,504
Mattel, Inc.:
1.70%, 3/15/18	1,300,000	1,294,442
3.15%, 3/15/23	2,200,000	2,148,098
McDonald's Corp., 3.625%, 5/1/43	1,500,000	1,351,962
Memorial Sloan-Kettering Cancer Center, 4.125%, 7/1/52	1,250,000	1,201,174
Methanex Corp.:
3.25%, 12/15/19	1,000,000	1,023,862
5.25%, 3/1/22	3,450,000	3,814,389
Microsoft Corp.:
2.125%, 11/15/22	1,200,000	1,148,966
3.50%, 11/15/42	1,200,000	1,068,835
Morgan Stanley:
6.25%, 8/28/17	3,500,000	3,988,887
2.50%, 1/24/19	1,700,000	1,719,040
5.50%, 1/26/20	3,500,000	4,005,988
3.875%, 4/29/24	1,800,000	1,821,816
5.00%, 11/24/25	3,500,000	3,732,988
National Money Mart Co., 10.375%, 12/15/16	1,250,000	1,317,188
Nationwide Health Properties, Inc., 6.90%, 10/1/37	1,600,000	1,966,845
New York Life Global Funding, 1.65%, 5/15/17 (e)	1,500,000	1,518,466
NII Capital Corp.:
10.00%, 8/15/16	3,100,000	961,000
7.625%, 4/1/21	4,214,000	1,211,525
NIKE, Inc.:
2.25%, 5/1/23	2,000,000	1,886,472
3.625%, 5/1/43	2,000,000	1,846,584
Nissan Motor Acceptance Corp.:
1.95%, 9/12/17 (e)	2,400,000	2,430,394
2.65%, 9/26/18 (e)	2,000,000	2,052,512
Noble Holding International Ltd., 5.25%, 3/15/42	3,000,000	3,107,112
Nordstrom, Inc., 4.00%, 10/15/21	1,000,000	1,070,448
North American Development Bank:
2.30%, 10/10/18	3,100,000	3,145,998
2.40%, 10/26/22	2,750,000	2,618,380
NOVA Chemicals Corp., 8.625%, 11/1/19	1,748,000	1,866,864
Numericable Group SA, 6.00%, 5/15/22 (e)	1,200,000	1,248,000
Nuveen Investments, Inc., 9.50%, 10/15/20 (e)	2,000,000	2,370,000
NYU Hospitals Center, 4.428%, 7/1/42	1,800,000	1,689,638
Penske Truck Leasing Co. LP / PTL Finance Corp., 4.25%, 1/17/23 (e)	3,000,000	3,105,144
PepsiCo, Inc.:
2.75%, 3/5/22	2,250,000	2,229,023
2.75%, 3/1/23	1,000,000	977,592
Perrigo Co. plc:
2.30%, 11/8/18 (e)	1,000,000	999,589
4.00%, 11/15/23 (e)	1,000,000	1,016,366
Pioneer Natural Resources Co., 5.875%, 7/15/16	7,600,000	8,316,490
PNC Bank NA:
2.70%, 11/1/22	4,000,000	3,855,840
3.80%, 7/25/23	1,000,000	1,035,742
President and Fellows of Harvard College, 3.619%, 10/1/37	1,000,000	950,889
ProLogis LP, 6.875%, 3/15/20	794,000	953,985
Prospect Medical Holdings, Inc., 8.375%, 5/1/19 (e)	1,000,000	1,090,000
Prudential Financial, Inc.:
3.50%, 5/15/24	1,200,000	1,196,392
4.60%, 5/15/44	1,900,000	1,915,424
Regency Centers LP, 3.75%, 6/15/24	1,800,000	1,806,341
Reliance Steel & Aluminum Co., 4.50%, 4/15/23	3,000,000	3,060,483
Reynolds Group Issuer Inc / Reynolds Group Issuer LLC, 9.00%, 4/15/19	2,000,000	2,117,500
Rogers Communications, Inc.:
3.00%, 3/15/23	2,000,000	1,924,616
5.00%, 3/15/44	2,000,000	2,085,624
Ryder System, Inc., 3.15%, 3/2/15	3,000,000	3,053,535
Sanofi SA, 1.25%, 4/10/18	2,000,000	1,973,762
SBA Tower Trust, 3.722%, 4/15/48 (e)	4,150,000	4,125,486
Simon Property Group LP:
6.125%, 5/30/18	1,200,000	1,396,140
4.125%, 12/1/21	1,000,000	1,083,016
Spencer Spirit Holdings, Inc.:
11.00%, 5/1/17 (e)	4,000,000	4,245,000
9.00%, 5/1/18 (e)	4,000,000	4,098,400
St. Jude Medical, Inc.:
2.50%, 1/15/16	3,040,000	3,120,888
3.25%, 4/15/23	1,200,000	1,189,451
Standard Chartered plc, 3.95%, 1/11/23 (e)	2,000,000	1,989,498
State Street Corp., 3.10%, 5/15/23	1,500,000	1,472,984
SunTrust Bank, 0.517%, 8/24/15 (r)	1,000,000	998,806
SunTrust Banks, Inc.:
3.50%, 1/20/17	2,000,000	2,117,560
2.35%, 11/1/18	1,200,000	1,215,344
TD Ameritrade Holding Corp., 5.60%, 12/1/19	2,000,000	2,330,280
Telefonica Emisiones SAU:
3.992%, 2/16/16	2,400,000	2,512,795
3.192%, 4/27/18	2,000,000	2,090,150
Texas Instruments, Inc., 1.65%, 8/3/19	2,000,000	1,965,376
The Hartford Financial Services Group, Inc., 5.125%, 4/15/22	1,000,000	1,137,113
The Hertz Corp., 7.50%, 10/15/18	2,000,000	2,095,000
The TJX Co.'s, Inc.:
2.75%, 6/15/21	2,000,000	2,000,740
2.50%, 5/15/23	2,000,000	1,900,670
Thermo Fisher Scientific, Inc.:
4.15%, 2/1/24	800,000	836,601
5.30%, 2/1/44	500,000	554,957
Thomson Reuters Corp.:
4.30%, 11/23/23	500,000	524,162
5.65%, 11/23/43	500,000	551,414
Time Warner Cable, Inc., 5.50%, 9/1/41	2,250,000	2,517,046
Time Warner, Inc.:
4.05%, 12/15/23	1,500,000	1,555,956
5.375%, 10/15/41	2,650,000	2,880,335
5.35%, 12/15/43	1,000,000	1,087,926
Toronto-Dominion Bank, 2.375%, 10/19/16	1,900,000	1,966,454
Toyota Motor Credit Corp., 2.05%, 1/12/17	2,000,000	2,054,426
Tyco Electronics Group SA:
1.60%, 2/3/15	1,000,000	1,006,714
3.50%, 2/3/22	1,000,000	1,021,664
United Parcel Service, Inc.:
1.125%, 10/1/17	1,000,000	999,470
2.45%, 10/1/22	1,200,000	1,164,410
US Bancorp, 2.95%, 7/15/22	1,200,000	1,181,732
US Bank, 3.778% to 4/29/15, floating rate thereafter to 4/29/20 (r)	2,500,000	2,558,818
Ventas Realty LP / Ventas Capital Corp.:
4.00%, 4/30/19	2,000,000	2,148,764
4.25%, 3/1/22	3,000,000	3,186,819
3.25%, 8/15/22	1,000,000	988,635
Viacom, Inc.:
3.50%, 4/1/17	2,000,000	2,124,268
3.875%, 12/15/21	1,000,000	1,047,389
3.875%, 4/1/24	900,000	914,577
4.50%, 2/27/42	1,500,000	1,431,484
Vornado Realty LP, 5.00%, 1/15/22	1,500,000	1,643,062
Wachovia Capital Trust III, 5.57%, 3/29/49 (r)	5,000,000	4,850,000
Walgreen Co., 3.10%, 9/15/22	2,000,000	1,964,908
Weingarten Realty Investors, 4.45%, 1/15/24	3,000,000	3,137,985
Wells Fargo & Co.:
1.15%, 6/2/17	4,000,000	3,992,960
3.45%, 2/13/23	1,000,000	995,107
4.10%, 6/3/26	2,000,000	2,025,198
Whirlpool Corp.:
3.70%, 3/1/23	4,000,000	4,039,492
5.15%, 3/1/43	1,000,000	1,063,889
Willis Group Holdings plc, 4.125%, 3/15/16	1,500,000	1,568,402
Wisconsin Public Service Corp., 3.671%, 12/1/42	2,000,000	1,869,578
Yara International ASA, 7.875%, 6/11/19 (e)	1,500,000	1,836,606
Zoetis, Inc., 3.25%, 2/1/23	1,000,000	989,196

Total Corporate Bonds (Cost $531,680,366)		543,750,548

MUNICIPAL OBLIGATIONS - 3.2%
Connecticut Special Tax Obligation Revenue Bonds, 5.459%, 11/1/30	3,800,000	4,219,748
Georgetown University Washington DC Revenue Bonds, 7.22%, 4/1/19	2,990,000	3,458,862
Government Development Bank for Puerto Rico Revenue Bonds:
3.448%, 2/1/15 (b)	1,000,000	972,500
4.704%, 5/1/16	2,600,000	2,184,000
Maryland Transportation Authority Revenue Bonds, 5.604%, 7/1/30	3,000,000	3,514,080
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, 5.767%, 8/1/36	3,540,000	4,323,791
Oakland California PO Revenue Bonds, Zero Coupon, 12/15/20	1,490,000	1,160,576
Utah GO Bonds, 3.539%, 7/1/25	4,250,000	4,405,465

Total Municipal Obligations (Cost $23,181,973)		24,239,022

FLOATING RATE LOANS(d)- 0.3%
BJ's Wholesale Club, Inc., 4.50%, 9/26/19 (r)	1,975,075	1,977,040
SUPERVALU, Inc., 4.50%, 3/21/19 (r)	489,571	489,188

Total Floating Rate Loans (Cost $2,455,747)		2,466,228

SOVEREIGN GOVERNMENT BONDS - 1.0%
Export Development Canada, 0.875%, 1/30/17	700,000	701,568
Kommunalbanken AS, 0.75%, 11/21/16 (e)	400,000	399,246
Province of Ontario Canada:
1.65%, 9/27/19	4,000,000	3,938,044
2.45%, 6/29/22	1,240,000	1,210,773
Province of Quebec Canada, 2.625%, 2/13/23	1,525,000	1,485,698

Total Sovereign Government Bonds (Cost $7,876,969)		7,735,329

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 0.6%
Private Export Funding Corp., 2.125%, 7/15/16	4,000,000	4,118,380

Total U.S. Government Agencies and Instrumentalities (Cost $3,997,923)		4,118,380

U.S. TREASURY OBLIGATIONS - 3.8%
United States Treasury Bonds, 3.625%, 2/15/44	19,735,000	20,826,582
United States Treasury Notes:
1.625%, 6/30/19	4,880,000	4,880,000
2.125%, 6/30/21	700,000	699,891
2.50%, 5/15/24	2,125,000	2,122,012

Total U.S. Treasury Obligations (Cost $28,077,937)		28,528,485

HIGH SOCIAL IMPACT INVESTMENTS - 0.4%
Calvert Social Investment Foundation Notes, 0.50%, 1/1/17 (b)(i)(r)	3,087,392	3,045,877

Total High Social Impact Investments (Cost $3,087,392)		3,045,877

TIME DEPOSIT - 0.8%
State Street Bank Time Deposit, 0.083%, 7/1/14	5,675,844	5,675,844

Total Time Deposit (Cost $5,675,844)		5,675,844

TOTAL INVESTMENTS (Cost $733,380,892) - 99.2%		747,489,810
Other assets and liabilities, net - 0.8%		6,293,004
NET ASSETS - 100%		$753,782,814

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
30 Year U.S. Treasury Bonds	73	9/14	$10,014,688	($11,500)
Ultra U.S. Treasury Bonds	29	9/14	4,348,188	34,266
Total Purchased				$22,766

Sold:
2 Year U.S. Treasury Notes	39	9/14	$8,564,156	$5,856
5 Year U.S. Treasury Notes	241	9/14	28,790,086	56,166
10 Year U.S. Treasury Notes	195	9/14	24,408,516	61,576
Total Sold				$123,598

(b) This security was valued under the direction of the Board of Trustees. See Note A.

(d) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate in effect at period end. Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(i) Restricted securities represent 0.4% of the net assets of the Portfolio.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(x) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.

* Non-income producing security.

Abbreviations:
GO: General Obligation
LLC: Limited Liability Corporation
LP: Limited Partnership
plc: Public Limited Company
PO: Pension Obligation
REIT: Real Estate Investment Trust

Restricted Securities	ACQUISITION DATE	COST
Calvert Social Investment Foundation Notes, 0.50%, 1/1/17	7/1/09	$3,087,392

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT SOCIAL INVESTMENT FUND EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2014

EQUITY SECURITIES - 97.9%	SHARES	VALUE
Aerospace & Defense - 1.1%
B/E Aerospace, Inc.*	362,723	$33,548,250

Banks - 4.4%
SunTrust Banks, Inc.	1,099,019	44,026,701
Wells Fargo & Co.	1,612,263	84,740,543
		128,767,244

Beverages - 4.4%
PepsiCo, Inc.	381,502	34,083,389
The Coca-Cola Co.	2,195,458	92,999,601
		127,082,990

Biotechnology - 3.9%
Gilead Sciences, Inc.*	1,383,730	114,725,054

Capital Markets - 1.7%
T. Rowe Price Group, Inc.	578,599	48,839,542

Chemicals - 3.0%
Ecolab, Inc.	481,880	53,652,519
Marrone Bio Innovations, Inc.*	255,843	2,972,896
Praxair, Inc.	234,461	31,145,799
		87,771,214

Communications Equipment - 4.5%
Juniper Networks, Inc.*	1,036,157	25,427,293
QUALCOMM, Inc.	1,321,781	104,685,055
		130,112,348

Consumer Finance - 2.4%
American Express Co.	746,975	70,865,518

Diversified Financial Services - 2.6%
Intercontinental Exchange, Inc.	398,105	75,202,034

Electrical Equipment - 1.6%
Eaton Corp. plc	598,265	46,174,093

Energy Equipment & Services - 1.8%
Cameron International Corp.*	757,086	51,262,293

Food & Staples Retailing - 7.9%
Costco Wholesale Corp.	689,569	79,410,766
CVS Caremark Corp.	1,573,557	118,598,991
Whole Foods Market, Inc.	814,738	31,473,329
		229,483,086

Health Care Providers & Services - 6.4%
CIGNA Corp.	860,085	79,102,017
DaVita HealthCare Partners, Inc.*	511,845	37,016,630
Express Scripts Holding Co.*	1,034,014	71,688,191
		187,806,838

Hotels, Restaurants & Leisure - 5.3%
McDonald's Corp.	616,688	62,125,149
Panera Bread Co.*	113,983	17,078,073
Starbucks Corp.	958,114	74,138,861
		153,342,083

Industrial Conglomerates - 2.6%
Danaher Corp.	959,129	75,512,226

Insurance - 1.6%
Aon plc	508,207	45,784,369

Internet & Catalog Retail - 3.5%
Amazon.com, Inc.*	192,902	62,650,712
The Priceline Group, Inc.*	31,941	38,425,023
		101,075,735

Internet Software & Services - 6.0%
eBay, Inc.*	1,105,948	55,363,757
Google, Inc.:
Class A*	102,716	60,054,964
Class C*	102,716	59,090,460
		174,509,181

IT Services - 3.0%
Alliance Data Systems Corp.*	63,124	17,753,625
Visa, Inc.	335,357	70,663,073
		88,416,698

Media - 2.6%
The Walt Disney Co.	881,279	75,560,861

Multiline Retail - 1.0%
Nordstrom, Inc.	446,133	30,305,815

Personal Products - 0.7%
The Estee Lauder Co.'s, Inc.	284,346	21,115,534

Pharmaceuticals - 6.9%
Allergan, Inc.	378,900	64,117,458
Bristol-Myers Squibb Co.	1,096,984	53,214,694
Novartis AG (ADR)	269,286	24,378,462
Perrigo Co. plc	399,217	58,189,870
		199,900,484

Road & Rail - 1.5%
Genesee & Wyoming, Inc.*	135,800	14,259,000
Kansas City Southern	268,137	28,827,409
		43,086,409

Semiconductors & Semiconductor Equipment - 1.4%
Texas Instruments, Inc.	865,727	41,373,093

Software - 3.6%
Informatica Corp.*	733,251	26,140,398
Microsoft Corp.	731,321	30,496,086
VMware, Inc.*	494,571	47,879,419
		104,515,903

Specialty Retail - 3.5%
Lowe's Co.'s, Inc.	1,261,552	60,541,881
Ross Stores, Inc.	639,851	42,313,347
		102,855,228

Technology Hardware, Storage & Peripherals - 4.8%
Apple, Inc. (t)	1,508,052	140,143,272

Textiles, Apparel & Luxury Goods - 2.2%
Michael Kors Holdings Ltd.*	273,469	24,243,027
Nike, Inc., Class B	521,195	40,418,672
		64,661,699

Trading Companies & Distributors - 1.8%
Fastenal Co.	1,067,022	52,806,919

Venture Capital - 0.2%
20/20 Gene Systems, Inc. (b)(i)*	73,397	142,023
Chesapeake PERL, Inc., Series A-2, Preferred (b)(i)*	240,000	—
Digital Directions International, Inc. (a)(b)(i)*	354,389	111,952
Envisionier Medical Technologies, Inc., Warrants (strike price $.50/share, expires 8/6/20) (b)(i)*	50,000	—
Excent Corp. (b)(i)*	600,745	250,000
Global Resource Options, Inc.:
Series A, Preferred (a)(b)(i)*	750,000	—
Series B, Preferred (a)(b)(i)*	244,371	—
Series C, Preferred (a)(b)(i)*	297,823	—
Series D, Preferred (a)(b)(i)*	228,138	1,883,566
Graduation Alliance, Inc.:
Series C, Preferred (b)(i)*	3,225,598	500,000
Series C, Preferred Warrants (strike price $0.16/share, expires 8/20/18) (b)(i)*	625,721	—
Immunology Partners, Inc., Series C-1, Preferred (b)(i)*	2,542,915	17,373
Ivy Capital (Proprietary) Ltd. (b)(i)*	19	583,891
Napo Pharmaceuticals, Inc.:
Common Stock (b)(i)*	294,196	97,085
Common Warrants (strike price $0.55/share, expires 9/15/14) (b)(i)*	54,061	—
New Day Farms, Inc., Series B, Preferred (a)(b)(i)*	4,547,804	—
Orteq Bioengineering Ltd., Preferred (b)(i)*	74,910	593,690
PresenceLearning, Inc.:
Series A, Preferred (b)(i)*	600,000	427,800
Series A-2, Preferred (b)(i)*	195,285	139,238
Series B, Preferred (b)(i)*	399,719	285,000
Shangri La Farms, Series A, Preferred (a)(b)(i)*	66,667	200,001
Sword Diagnostics, Series B, Preferred (b)(i)*	640,697	—
Village Laundry Services, Inc. (b)(i)*	9,444	—
		5,231,619

Total Equity Securities (Cost $1,895,836,816)		2,851,837,632

VENTURE CAPITAL LIMITED PARTNERSHIP INTEREST - 0.4%	ADJUSTED BASIS
Adobe Capital Social Mezzanine (b)(i)*	$113,872	81,324
Africa Renewable Energy Fund (b)(i)*	16,774	—
Arborview Capital Partners (b)(i)*	402,591	285,763
Blackstone Cleantech Venture Partners (b)(i)*	422,115	252,881
China Environment Fund 2004 (b)(i)*	-	165,279
China Environment Fund III (b)(i)*	983,226	893,420
Coastal Ventures III (a)(b)(i)*	300,000	254,594
Core Innovations Capital I (b)(i)*	613,052	546,947
DBL Equity Fund - BAEF Il (b)(i)*	810,921	989,069
First Analysis Private Equity Fund V (b)(i)*	338,629	337,653
Ignia Fund I (b)(i)*	946,559	686,499
Impact Ventures II (b)(i)*	794,981	1,267,309
LeapFrog Financial Inclusion Fund (b)(i)*	637,009	744,174
New Markets Education Partners (b)(i)*	510,000	470,790
New Markets Venture Partners II (b)(i)*	291,009	346,863
Renewable Energy Asia Fund (b)(i)*	1,523,962	1,317,184
SEAF India International Growth Fund (b)(i)*	281,749	143,827
SJF Ventures II (b)(i)*	446,175	1,384,647
SJF Ventures III (b)(i)*	351,429	318,362
Westly Capital Partners Fund II (b)(i)*	538,433	422,177

Total Venture Capital Limited Partnership Interest (Cost $10,322,486)		10,908,762

VENTURE CAPITAL DEBT OBLIGATIONS - 0.1%	PRINCIPAL AMOUNT
Envisionier Medical Technologies, Inc.:
Note I, 7.00%, 1/15/13 (b)(i)(xx)*	$200,000	—
Note II, 7.00%, 1/15/13 (b)(i)(xx)*	100,000	—
Excent Corp., Note, 7.00%, 9/30/19 (b)(i)	250,000	250,000
New Day Farms, Inc., Participation Interest Note, 9.00%, 9/1/12 (a)(b)(i)(v)	6,225	—
One Earth Group Ltd.:
Convertible Note, 5.00%, 12/31/14 (b)(i)	100,000	100,000
Convertible Note II, 5.00%, 5/31/15 (b)(i)	200,000	200,000
Orteq Bioengineering Ltd., Note, 12.00%, 7/31/17 (b)(i)	131,225	159,135
Quantum Intech, 14.00%, 9/10/15 (b)(i)	100,941	75,706
SEAF Global SME Facility:
9.00%, 12/16/14 (b)(i)	1,500,000	1,500,000
9.00%, 4/20/15 (b)(i)	1,000,000	1,000,000
9.00%, 11/5/15 (b)(i)	1,000,000	—
9.00%, 3/29/16 (b)(i)	450,000	450,000
9.00%, 6/14/16 (b)(i)	400,000	150,000
9.00%, 7/13/16 (b)(i)	650,000	650,000
Sword Diagnostics:
Convertible Bridge Note, Series C, 10.00%, 4/30/14 (b)(i)(zz)*	25,000	—
Convertible Bridge Note II, Series C, 10.00%, 4/30/14 (b)(i)(zz)*	100,000	—

Total Venture Capital Debt Obligations (Cost $6,283,787)		4,534,841

HIGH SOCIAL IMPACT INVESTMENTS - 0.4%
Calvert Social Investment Foundation Notes, 0.50%, 1/1/17 (b)(i)(r)	10,833,877	10,688,198

Total High Social Impact Investments (Cost $10,833,877)		10,688,198

TIME DEPOSIT - 1.4%
State Street Bank Time Deposit, 0.083%, 7/1/14	42,230,630	42,230,630

Total Time Deposit (Cost $42,230,630)		42,230,630

TOTAL INVESTMENTS (Cost $1,965,507,596) - 100.2%		2,920,200,063
Other assets and liabilities, net - (0.2%)		(6,522,191)
NET ASSETS - 100%		$2,913,677,872

(a) Affiliated company.

(b) This security was valued under the direction of the Board of Trustees. See Note A.

(i) Restricted securities represent 1.1% of net assets for the Equity Portfolio.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(t) 160,000 shares of Apple, Inc. held by the Equity Portfolio have been soft segregated in order to cover outstanding commitments to certain limited partnership investments within the Portfolio. There are no restrictions on the trading of this security.

(v) Security is in default for both principal and interest.

(xx) Restructured from an original maturity date of September 15, 2010.

(zz) Restructured from an original maturity date of September 30, 2010.

* Non-income producing security.

Abbreviations:
ADR: American Depositary Receipts
plc: Public Limited Company

Restricted Securities	ACQUISITION DATES	COST
20/20 Gene Systems, Inc., Common Stock	8/1/08 - 8/27/13	$166,890
Adobe Capital Social Mezzanine LP	2/8/13 - 4/14/14	113,872
Africa Renewable Energy Fund LP	4/17/14	16,774
Arborview Capital Partners LP	11/13/12 - 5/16/14	402,591
Blackstone Cleantech Venture Partners LP	7/29/10 - 2/21/14	422,115
Calvert Social Investment Foundation Notes, 0.50%, 1/1/17	1/1/14	10,833,877
Chesapeake PERL, Inc., Series A-2, Preferred	7/30/04 - 9/8/06	300,000
China Environment Fund 2004 LP	9/15/05 - 4/1/09	—
China Environment Fund III LP	1/24/08 - 4/19/13	983,226
Coastal Ventures III LP	7/30/12 - 11/22/13	300,000
Core Innovations Capital I LP	1/6/11 - 4/21/14	613,052
DBL Equity Fund - BAEF Il LP	3/30/11 - 6/26/14	810,921
Digital Directions International, Inc.	7/2/08 - 7/15/09	683,778
Envisionier Medical Technologies, Inc.:
Warrants (strike price $.50/share, expires 8/6/20)	8/6/10	—
Note I, 7.00%, 1/15/13	12/14/09	200,000
Note II, 7.00%, 1/15/13	8/5/10	100,000
Excent Corp.:
Common	9/28/12	250,000
Note, 7.00%, 9/30/19	9/28/12	250,000
First Analysis Private Equity Fund V LP	6/7/13 - 12/18/13	338,629
Global Resource Options, Inc.:
Series A, Preferred	9/18/06	750,000
Series B, Preferred	12/5/07	750,000
Series C, Preferred	2/13/09	1,000,000
Series D, Preferred	12/30/10 - 5/24/11	700,178
Graduation Alliance, Inc.:
Series C, Preferred	3/27/13 - 8/20/13	500,000
Series C, Preferred Warrants (strike price $0.16/share, expires 8/20/18)	9/13/13	—
Ignia Fund I LP	1/28/10 - 6/18/14	946,559
Immunology Partners, Inc., Series C-1, Preferred	11/30/06	305,942
Impact Ventures II LP	9/8/10 - 3/20/14	794,981
Ivy Capital (Proprietary) Ltd.	9/12/12 - 5/14/14	557,010
LeapFrog Financial Inclusion Fund LP	1/20/10 - 1/23/14	637,009
Napo Pharmaceuticals, Inc.:
Common Stock	2/21/07 - 9/23/09	419,720
Common Warrants (strike price $0.55/share, expires 9/15/14)	9/23/09	16,908
New Day Farms, Inc.:
Series B, Preferred	3/12/09	500,000
Participation Interest Note, 9.00%, 9/1/12	11/25/09	6,225
New Markets Education Partners LP	9/27/11 - 6/12/14	510,000
New Markets Venture Partners II LP	7/21/08 - 4/8/14	291,009
One Earth Group Ltd.:
Convertible Note, 5.00%, 12/31/14	12/21/12	100,000
Convertible Note II, 5.00%, 5/31/15	5/15/13	200,000
Orteq Bioengineering Ltd.:
Preferred	7/19/07	998,102
Note, 12.00%, 7/31/17	7/22/13	201,621
PresenceLearning, Inc.:
Series A, Preferred	9/29/11	300,000
Series A-2, Preferred	5/2/12	134,942
Series B, Preferred	4/4/13	285,000
Quantum Intech, 14.00%, 9/10/15	10/5/10 - 12/30/13	100,941
Renewable Energy Asia Fund LP	9/29/10 - 10/25/13	1,523,962
SEAF Global SME Facility:
9.00%, 12/16/14	12/16/09	1,500,000
9.00%, 4/20/15	4/20/10	1,000,000
9.00%, 11/5/15	11/4/10	1,000,000
9.00%, 3/29/16	3/29/11	450,000
9.00%, 6/14/16	6/13/11	400,000
SEAF Global SME Facility, 9.00%, 7/13/16	7/11/11	650,000
SEAF India International Growth Fund LP	3/22/05 - 5/24/10	281,749
Shangri La Farms, Series A, Preferred	2/1/13	200,000
SJF Ventures II LP	2/14/06 - 11/20/12	446,175
SJF Ventures III LP	2/6/12 - 5/9/14	351,429
Sword Diagnostics:
Series B, Preferred	12/26/06	250,000
Convertible Bridge Note II, Series C, 10.00%, 4/30/14	11/9/10	100,000
Convertible Bridge Note, Series C, 10.00%, 4/30/14	10/29/09	25,000
Village Laundry Services, Inc.	7/22/09	500,000
Westly Capital Partners Fund II LP	12/27/11 - 4/8/14	538,433

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT SOCIAL INVESTMENT FUND LARGE CAP CORE PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2014

EQUITY SECURITIES - 97.8%	SHARES	VALUE
Air Freight & Logistics - 4.7%
FedEx Corp.	40,298	$6,100,311
United Parcel Service, Inc., Class B	18,115	1,859,686
		7,959,997

Automobiles - 2.7%
Toyota Motor Corp. (ADR)	37,237	4,455,779

Banks - 4.6%
Wells Fargo & Co.	147,344	7,744,401

Biotechnology - 3.5%
Amgen, Inc.	49,330	5,839,192

Communications Equipment - 2.7%
Cisco Systems, Inc.	180,518	4,485,872

Consumer Finance - 3.6%
Capital One Financial Corp.	74,109	6,121,403

Diversified Financial Services - 1.8%
Moody's Corp.	33,940	2,975,180

Diversified Telecommunication Services - 0.6%
BT Group plc (ADR)	14,368	942,972

Energy Equipment & Services - 2.1%
Exterran Holdings, Inc.	80,279	3,611,752

Food & Staples Retailing - 1.8%
CVS Caremark Corp.	39,183	2,953,223

Food Products - 3.5%
Kellogg Co.	90,573	5,950,646

Health Care Equipment & Supplies - 7.5%
Becton Dickinson and Co.	9,671	1,144,079
Medtronic, Inc.	96,726	6,167,250
St. Jude Medical, Inc.	75,207	5,208,085
		12,519,414

Health Care Providers & Services - 3.6%
McKesson Corp.	32,297	6,014,024

Household Products - 2.6%
Kimberly-Clark Corp.	38,681	4,302,101

Industrial Conglomerates - 2.6%
Danaher Corp.	55,247	4,349,596

Insurance - 7.0%
Allianz SE (ADR)	57,316	962,278
American Financial Group, Inc.	97,851	5,828,006
Prudential Financial, Inc.	4,709	418,018
The Travelers Co.'s, Inc.	48,188	4,533,045
		11,741,347

IT Services - 5.4%
DST Systems, Inc.	43,952	4,051,056
Western Union Co.	304,152	5,273,996
		9,325,052

Machinery - 5.2%
Cummins, Inc.	29,157	4,498,634
Dover Corp.	47,003	4,274,923
		8,773,557

Media - 15.8%
DIRECTV*	72,130	6,131,771
Omnicom Group, Inc.	60,041	4,276,120
Time Warner Cable, Inc.	40,591	5,979,054
Time Warner, Inc.	81,000	5,690,250
Time, Inc.*	0	2
Viacom, Inc., Class B	51,818	4,494,175
		26,571,372

Oil, Gas & Consumable Fuels - 3.4%
Denbury Resources, Inc.	313,502	5,787,247

Pharmaceuticals - 6.9%
Johnson & Johnson	77,753	8,134,519
Roche Holding AG (ADR)	90,839	3,388,295
		11,522,814

Technology Hardware, Storage & Peripherals - 6.2%
Apple, Inc.	111,713	10,381,489

Total Equity Securities (Cost $136,172,072)		164,328,430

TIME DEPOSIT - 2.8%	PRINCIPAL AMOUNT
State Street Bank Time Deposit, 0.083%, 7/1/14	$4,774,046	4,774,046

Total Time Deposit (Cost $4,774,046)		4,774,046

TOTAL INVESTMENTS (Cost $140,946,118) - 100.6%		169,102,476
Other assets and liabilities, net - (0.6%)		(1,083,129)
NET ASSETS - 100%		$168,019,347

* Non-income producing security.

Abbreviations:
ADR: American Depositary Receipts
plc: Public Limited Company

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

NOTE A — SIGNIFICANT ACCOUNTING POLICIES

General: Calvert Social Investment Fund (the "Fund") is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund operates as a series fund with seven separate portfolios, four of which are reported herein: Balanced, Bond, Equity, and Large Cap Core. Balanced, Equity, and Large Cap Core are registered as diversified portfolios. Bond is registered as a non-diversified portfolio. The operations of each series are accounted for separately.  Balanced, Bond, Equity, and Large Cap Core each offer Class A, Class B, Class C, Class I, and Class Y shares.  Class A shares are sold with a maximum front-end sales charge of 4.75% (3.75% for Bond). Class B shares are sold without a front-end sales charge and, with certain exceptions, will be charged a deferred sales charge at the time of redemption, depending on how long investors have owned the shares.  Class B shares are no longer offered for purchase, except through reinvestment of dividends and/or distributions and through certain exchanges.  Class C shares are sold without a front-end sales charge and, with certain exceptions, will be charged a deferred sales charge on shares sold within one year of purchase. Class B and Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1,000,000. The $1 million minimum initial investment is waived for retirement plans that trade through omnibus accounts and may be waived for certain other institutional accounts where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares.  Class Y shares are generally only available to wrap or similar fee-based programs offered by financial intermediaries, foundations, and endowments that have entered into an agreement with the Fund’s Distributor to offer Class Y shares.  Class Y shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares.  Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class-specific expenses, (b) exchange privileges and (c) class-specific voting rights.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees ("the Board") to value its investments wherever possible.  Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.

The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced.   The Board has delegated the day-to-day responsibility for determining the fair value of assets of the Fund, except Special Equities investments, to Calvert Investment Management, Inc. (the “Advisor” or “Calvert”) and has provided these Procedures to govern Calvert in its valuation duties. Special Equities investments, as described in the Fund’s prospectus and statement of additional information, are fair valued by the Board’s Special Equities Committee.

Calvert has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.

The Valuation Committee meets on a regular basis to review illiquid securities and other investments which may not have readily available market prices.   The Valuation Committee's fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The Valuation Committee utilizes various methods to measure the fair value of the Fund’s investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period.  Valuation techniques used to value the Funds’ investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, sovereign government bonds, floating rate loans, municipal securities, and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and such securities are generally categorized as Level 2 in the hierarchy. For asset-backed securities, collateralized mortgage-backed obligations, commercial mortgage-backed securities, and U.S. government agency mortgage-backed securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities of sufficient credit quality with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities and venture capital securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy.  Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account.  For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and such securities are categorized as Level 3 in the hierarchy.

Venture capital securities for which market quotations are not readily available are fair valued by the Board and are categorized as Level 3 in the hierarchy.  Venture capital direct equity securities are generally valued using the most appropriate and applicable method to measure fair value in light of each company’s situation.  Methods may include market, income or cost approaches with discounts as appropriate based on assumptions of liquidation or exit risk. Examples of the market approach are subsequent rounds of financing, comparable transactions, and revenue times an industry multiple.  An example of the income approach is the discounted cash flow. Examples of the cost approach are replacement cost, salvage value, or net asset percentage. Venture capital limited partnership (LP) securities are valued at the fair value reported by the general partner of the partnership adjusted as necessary to reflect subsequent capital calls and distributions and any other available information. In the absence of a reported LP unit value, it may be estimated based on the Fund’s percentage equity in the partnership and/or other balance sheet information and portfolio value for the most recently available period reported by the general partner.  In some cases, adjustments may be made to account for daily pricing of material public holdings within the partnership. Venture capital debt securities are valued based on assumptions of credit and market risk. For venture capital securities denominated in foreign currency, the fair value is marked to the daily exchange rate.

If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Advisor, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by the Valuation Committee or, with respect to Special Equities investments, by the Special Equities Committee using the venture capital methodologies described above.

The Valuation Committee considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. It considers all significant facts that are reasonably available and relevant to the determination of fair value.

The Valuation Committee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment.  When more appropriate, the fund may employ an income-based or cost approach.  An income-based valuation approach discounts anticipated future cash flows of the investment to calculate a present amount (discounted).  The measurement is based on the value indicated by current market expectations about those future amounts.  Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments.  A cost based approach is based on the amount that currently would be required to replace the service capacity of an asset (current replacement cost).  From the seller’s perspective, the price that would be received for the asset is determined based on the cost to a buyer to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.  The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.

At June 30, 2014, the following securities were fair valued in good faith under the direction of the Board:

	Total Investments	% of Net Assets
Balanced	$15,075,681	2.3%
Bond	7,918,377	1.1%
Equity	31,363,420	1.1%

The following tables summarize the market value of the Fund’s holdings as of June 30, 2014, based on the inputs used to value them:

Balanced	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$390,042,772	—	—	$390,042,772**
Venture capital	16,120	—	$9,331,261	9,347,381
Asset-backed securities	—	$26,238,116	—	26,238,116
Collateralized mortgage-backed obligations	—	3,259,641	—	3,259,641
Commercial mortgage-backed securities	—	14,128,634	—	14,128,634
Corporate debt	—	153,890,304	—	153,890,304
Municipal obligations	—	5,292,886	—	5,292,886
U.S. government obligations	—	10,002,891	—	10,002,891
Other debt obligations	—	32,891,369	—	32,891,369
TOTAL	$390,058,892	$245,703,841	$9,331,261	$ 645,093,994

Other financial instruments***	$67,975	—	—	$67,975

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

** Exclusive of $6,620,946 venture capital equity shown in the venture capital heading.

*** Other financial instruments are derivative instruments not reflected in the Total Investments in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation/ depreciation on the instrument.

There were no transfers between levels during the period.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Balanced	Venture Capital	Equity
Balance as of 9/30/2013	$8,464,264	$1,033,200
Accrued discounts/premiums	—	—
Realized gain (loss)	(844,085)	(952,500)
Change in unrealized appreciation (depreciation)	1,867,661	966,800
Purchases	430,350	—
Sales	(586,929)	(1,047,500)
Transfers in and/ or out of Level 3[1]	—	—
Balance as of 6/30/2014	$9,331,261	—

Balanced	Total
Balance as of 9/30/2013	$9,497,464
Accrued discounts/premiums	—
Realized gain (loss)	(1,796,585)
Change in unrealized appreciation (depreciation)	2,834,461
Purchases	430,350
Sales	(1,634,429)
Transfers in and/ or out of Level 3[1]	—
Balance as of 6/30/2014	$9,331,261

1 The Fund’s policy is to recognize transfers into and transfers out of Level 3 as of the end of the reporting period.

For the nine month period ended June 30, 2014, total change in unrealized gain (loss) on Level 3 securities included in the change in net assets was $2,834,461.

Bond	Valuation Inputs
Investments in Securities*	Level 1	Level 2	Level 3	Total
Asset-backed securities	-	$72,978,571	-	$72,978,571
Collateralized mortgage-backed obligations	-	11,286,180	-	11,286,180
Commercial mortgage-backed securities	-	43,665,346	-	43,665,346
Corporate debt	-	543,750,548	$-	543,750,548
Municipal obligations	-	24,239,022	-	24,239,022
U.S. government obligations	-	32,646,865	-	32,646,865
Other debt obligations	-	18,923,278	-	18,923,278
TOTAL	-	$747,489,810	$-**	$747,489,810

Other financial instruments***	$146,364	-	-	$146,364

* For a complete listing of investments, please refer to the Schedule of Investments.

** Level 3 securities represent 0.0 % of net assets.

*** Other financial instruments are derivative instruments not reflected in the Total Investments in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation/ depreciation on the instrument.

There were no transfers between levels during the period.

Equity

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$2,846,606,013	-	-	$2,846,606,013 **
Venture capital	-	--	$20,675,222	20,675,222
Other debt obligations	-	$52,918,828	-	52,918,828
TOTAL	$2,846,606,013	$52,918,828	$20,675,222***	$2,920,200,063

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

** Exclusive of $5,231,619 venture capital equity shown in the venture capital heading.

*** Level 3 securities represent 0.7% of net assets.

There were no transfers between levels during the period.

Large Cap Core	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$164,328,430	-	-	$164,328,430
Other debt obligations	-	$4,774,046	-	4,774,046
TOTAL	$164,328,430	$4,774,046	-	$169,102,476

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

There were no transfers between levels during the period.

Loan Participations and Assignments: The Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A Fund’s investment in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement.  When a Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower.

Futures Contracts: The Fund may purchase and sell futures contracts, but only when, in the judgment of the Advisor, such a position acts as a hedge.  The Fund may not enter into futures contracts for the purpose of speculation or leverage.  Balanced may also use futures contracts as a substitute for direct investment in a particular asset class, to facilitate the periodic rebalancing of its portfolio in order to maintain its target asset allocation, to make tactical asset allocations, and to assist in managing cash. These futures contracts may include, but are not limited to, futures contracts based on U.S. Government obligations and market index futures (in the case of Balanced).  The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives.  The Fund may use futures contracts to hedge against changes interest rates. The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund's ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts' terms. Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission.  Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee the futures contracts against default.  As a result, there is minimal counterparty credit risk to the Fund.  During the period, Balanced and Bond used U.S. Treasury Bond futures contracts to hedge against interest rate changes and to manage overall duration of the portfolios.  Balanced also used futures contracts as a substitute for direct investment in a particular asset class to facilitate rebalancing of the Portfolio and to implement tactical asset allocation decisions. The Fund’s futures contracts at period end are presented in the Schedules of Investments.

During the nine month period ended June 30, 2014, Balanced invested in 2 year, 5 year, and 10 year U.S. Treasury Notes futures, as well as 30 year and Ultra Bond futures. The volume of outstanding contracts has varied throughout the period with a weighted average of 117 contracts and $8,189,764 weighted average notional value.

During the nine month period ended June 30, 2014, Bond invested in 2 year, 5 year, and 10 year U.S. Treasury Notes futures, as well as 30 year and Ultra Bond futures. The volume of outstanding contracts has varied throughout the period with a weighted average of 186 contracts and $8,785,815 weighted average notional value.

Restricted Securities: The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities is included at the end of the Schedules of Investments.

86 - CALVERT SOCIAL INVESTMENT FUND ANNUAL REPORT

Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.  Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain.  Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.  Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures.  (See footnotes to Schedules of Investments.)  A debt obligation may be removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.  The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees, and prepayment fees.  Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a specific class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.

Foreign Currency Transactions: The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are translated into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities is included in the net realized and unrealized gain or loss on investments.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are paid monthly by Bond, quarterly by Balanced, and annually by Equity and Large Cap Core.  Distributions from net realized capital gains, if any, are paid at least annually.  Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

Redemption Fees: The Fund charges a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Portfolio (within seven days for all Class I shares). The redemption fee is accounted for as an addition to paid-in capital and is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Portfolio.

 SOCIAL INVESTMENT FUND ANNUAL REPORT

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

NOTE B — TAX INFORMATION

The following tables present the cost of investments for federal income tax purposes and the components of net unrealized appreciation (depreciation) at June 30, 2014 and the capital loss carryforwards as of September 30, 2013, with expiration dates, where applicable:

	Balanced	Bond
Federal income tax cost of investments	$568,570,529	$733,934,978
Unrealized appreciation	$84,786,339	$21,388,597
Unrealized depreciation	(8,262,874)	(7,833,765)
Net unrealized appreciation/ (depreciation)	$76,523,465	$13,554,832

	Equity	Large Cap Core
Federal income tax cost of investments	$1,965,891,389	$140,946,252
Unrealized appreciation	$986,533,673	$28,198,675
Unrealized depreciation	(32,224,999)	(42,451)
Net unrealized appreciation/ (depreciation)	$954,308,674	$28,156,224

Capital Loss Carryforwards
Expiration Date	Equity
30-Sep-17	($83,838,364)

Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred in taxable years beginning after December 22, 2010 can be carried forward for an unlimited period. These losses are required to be utilized prior to the losses incurred in pre-enactment taxable years and will retain their characters as either long-term or short-term. Losses incurred in pre-enactment taxable years can be utilized until expiration. Equity’s use of net capital losses acquired from Calvert Large Cap Growth Fund may be limited under certain tax provisions.

NOTE C — AFFILIATED COMPANIES

An affiliated company is a company in which the Portfolios have a direct or indirect ownership of, control of, or voting power over 5 percent or more of the outstanding voting shares.

Affiliated companies of the Balanced Portfolio as of June 30, 2014 are as follows:

AFFILIATES	COST	VALUE
GEEMF Partners LP	$-	$99,122
Kickboard, Inc.	385,329	418,896
TOTAL	$385,329	$518,018

Affiliated companies of the Equity Portfolio as of June 30, 2014 are as follows:

AFFILIATES	COST	VALUE
Coastal Ventures III, LP	$300,000	$254,594
Digital Directions International, Inc.	683,778	111,952
Global Resource Options, Inc.	3,200,178	1,883,566
New Day Farms, Inc.	506,225	-
Shangri La Farms, Ltd.	200,000	200,001
TOTAL	$4,890,181	$2,450,113

NOTE D – CAPITAL COMMITMENTS

In connection with certain venture capital investments, the Balanced and Equity Portfolios are committed to future capital calls, which will increase the Portfolios’ investment in these securities.  The aggregate amount of the future capital commitments totals $60,000 and $5,927,263 for the Balanced and Equity Portfolios, respectively, at June 30, 2014.

CALVERT CONSERVATIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2014

MUTUAL FUNDS - 89.9%	SHARES	VALUE
Calvert Impact Fund, Inc.:
Calvert Small Cap Fund, Class I*	167,391	$4,295,259
Calvert Social Index Series, Inc.:
Calvert Social Index Fund, Class I	190,217	3,492,386
Calvert Social Investment Fund:
Calvert Bond Portfolio, Class I (a)	3,803,981	61,091,930
Calvert Equity Portfolio, Class I	154,726	8,347,452
Calvert Large Cap Core Portfolio, Class I	488,166	11,755,028
Calvert World Values Fund, Inc.:
Calvert Capital Accumulation Fund, Class I	100,694	4,252,291
Calvert Emerging Markets Equity Fund, Class I	251,123	3,465,500
Calvert International Equity Fund, Class I	280,330	5,258,997
Calvert International Opportunities Fund, Class I	163,347	2,812,834

Total Mutual Funds (Cost $97,912,799)		104,771,677

TIME DEPOSIT - 10.1%	PRINCIPAL AMOUNT
State Street Bank Time Deposit, 0.083%, 7/1/14	$11,820,363	11,820,363

Total Time Deposit (Cost $11,820,363)		11,820,363

TOTAL INVESTMENTS (Cost $109,733,162) - 100.0%		116,592,040
Other assets and liabilities, net - 0.0%		(27,670)
NET ASSETS - 100%		$116,564,370

(a) The Fund’s investment in the Calvert Social Investment Fund Bond Portfolio, Class I represents 52% of the Fund’s total investments. The Calvert Conservative Allocation Fund seeks current income and capital appreciation, consistent with the preservation of capital. For further financial information, available upon request at no charge, on the Calvert Social Investment Fund Bond Portfolio please go to the U.S. Securities and Exchange Commission’s website at http://www.sec.gov or call 1-800-368-2745.

* Non-income producing security.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT MODERATE ALLOCATION FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2014

MUTUAL FUNDS - 94.7%	SHARES	VALUE
Calvert Impact Fund, Inc.:
Calvert Small Cap Fund, Class I*	645,683	$16,568,228
Calvert Social Index Series, Inc.:
Calvert Social Index Fund, Class I	299,202	5,493,351
Calvert Social Investment Fund:
Calvert Bond Portfolio, Class I	3,258,265	52,327,729
Calvert Equity Portfolio, Class I	610,392	32,930,630
Calvert Large Cap Core Portfolio, Class I	1,654,428	39,838,629
Calvert World Values Fund, Inc.:
Calvert Capital Accumulation Fund, Class I	239,938	10,132,566
Calvert Emerging Markets Equity Fund, Class I	825,009	11,385,118
Calvert International Equity Fund, Class I	1,076,387	20,193,012
Calvert International Opportunities Fund, Class I	686,999	11,830,116

Total Mutual Funds (Cost $165,842,857)		200,699,379

TIME DEPOSIT - 5.3%	PRINCIPAL AMOUNT
State Street Bank Time Deposit, 0.083%, 7/1/14	$11,116,370	11,116,370

Total Time Deposit (Cost $11,116,370)		11,116,370

TOTAL INVESTMENTS (Cost $176,959,227) - 100.0%		211,815,749
Other assets and liabilities, net - 0.0%		31,901
NET ASSETS - 100%		$211,847,650

* Non-income producing security.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT AGGRESSIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2014

MUTUAL FUNDS - 98.9%	SHARES	VALUE
Calvert Impact Fund, Inc.:
Calvert Small Cap Fund, Class I*	403,065	$10,342,654
Calvert Social Index Series, Inc.:
Calvert Social Index Fund, Class I	163,845	3,008,189
Calvert Social Investment Fund:
Calvert Bond Portfolio, Class I	281,330	4,518,162
Calvert Equity Portfolio, Class I	376,822	20,329,571
Calvert Large Cap Core Portfolio, Class I	1,010,556	24,334,180
Calvert World Values Fund, Inc.:
Calvert Capital Accumulation Fund, Class I	135,539	5,723,792
Calvert Emerging Markets Equity Fund, Class I	430,435	5,940,000
Calvert International Equity Fund, Class I	758,694	14,233,092
Calvert International Opportunities Fund, Class I	522,700	9,000,890

Total Mutual Funds (Cost $76,043,136)		97,430,530

TIME DEPOSIT - 0.9%	PRINCIPAL AMOUNT
State Street Bank Time Deposit, 0.083%, 7/1/14	$930,353	930,353

Total Time Deposit (Cost $930,353)		930,353

TOTAL INVESTMENTS (Cost $76,973,489) - 99.8%		98,360,883
Other assets and liabilities, net - 0.2%		187,981
NET ASSETS - 100%		$98,548,864

* Non-income producing security.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

Note A — Significant Accounting Policies

General: Calvert Social Investment Fund is registered under the Investment Company Act of 1940 as an open-end management investment company.  The Fund operates as a series fund with seven separate portfolios, three of which are reported herein: Calvert Conservative Allocation Fund ("Conservative"), Calvert Moderate Allocation Fund ("Moderate"), and Calvert Aggressive Allocation Fund ("Aggressive") (the “Funds”). The Funds are registered under the Investment Company Act of 1940 as diversified, open-end management investment companies.  The operations of each series are accounted for separately. The Funds invest primarily in a combination of other Calvert equity and fixed income funds (the “Underlying Funds”). Each Fund offers Class A and Class C shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class C shares are sold without a front-end sales charge and, with certain exceptions, will be charged a deferred sales charge on shares sold within one year of purchase. Class C shares have higher levels of expenses than Class A shares. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class-specific expenses, (b) exchange privileges and (c) class-specific voting rights.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Funds use independent pricing services approved by the Board of Trustees ("the Board") to value their investments wherever possible.  Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.

The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced.   The Board has delegated the day-to-day responsibility for determining the fair value of assets of the Funds to Calvert Investment Management, Inc. (the “Advisor” or “Calvert”) and has provided these Procedures to govern Calvert in its valuation duties.

Calvert has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.

The Valuation Committee meets on a regular basis to review illiquid securities and other investments which may not have readily available market prices.   The Valuation Committee's fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The Valuation Committee utilizes various methods to measure the fair value of the Funds' investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period.  Valuation techniques used to value the Funds' investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.  Valuation methodologies and policies of the Underlying Funds are included in their financial statements, which are available upon request.

Short-term securities of sufficient credit quality with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

At June 30, 2014, no securities were fair valued in good faith under the direction of the Board.

The following tables summarize the market value of the Fund’s holdings as of June 30, 2014, based on the inputs used to value them:

Conservative	Valuation Inputs
Investments in Securities*	Level 1	Level 2	Level 3	Total
Mutual funds	$104,771,677	-	-	$104,771,677
Other debt obligations	-	$11,820,363	-	11,820,363
TOTAL	$104,771,677	$11,820,363	-	$116,592,040

* For a complete listing of investments, please refer to the Schedule of Investments.

There were no transfers between levels during the period.

Moderate	Valuation Inputs
Investments in Securities*	Level 1	Level 2	Level 3	Total
Mutual funds	$200,699,379	-	-	$200,699,379
Other debt obligations	-	$11,116,370	-	11,116,370
TOTAL	$200,699,379	$11,116,370	-	$211,815,749

* For a complete listing of investments, please refer to the Schedule of Investments.

There were no transfers between levels during the period.

Aggressive	Valuation Inputs
Investments in Securities*	Level 1	Level 2	Level 3	Total
Mutual funds	$97,430,530	-	-	$97,430,530
Other debt obligations	-	$930,353	-	930,353
TOTAL	$97,430,530	$930,353	-	$98,360,883

* For a complete listing of investments, please refer to the Schedule of Investments.

There were no transfers between levels during the period.

Security Transactions and Net Investment Income: Security transactions, normally purchases and sales of shares of the Underlying Funds, are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a specific class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.

Distributions to Shareholders: Distributions to shareholders are recorded by the Funds on ex-dividend date. Dividends from net investment income are paid quarterly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Funds’ capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

Redemption Fees: The Funds charge a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Fund. The redemption fee is accounted for as an addition to paid-in capital and is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Fund.

Federal Income Taxes: No provision for federal income or excise tax is required since the Funds intend to continue to qualify as regulated investment companies under the Internal Revenue Code and to distribute substantially all taxable earnings.

Management has analyzed the Funds' tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Funds' financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

Note B – Tax Information

The following table presents the cost of investments for federal income tax purposes and the components of net unrealized appreciation (depreciation) at June 30, 2014:

	Conservative	Moderate	Aggressive
Federal income tax cost of investments	$110,276,203	$185,122,785	$83,035,571
Unrealized appreciation	$6,315,837	$26,692,964	$16,042,635
Unrealized depreciation	-	-	(717,323)
Net unrealized appreciation/ (depreciation)	$6,315,837	$26,692,964	$15,325,312

The Funds did not have capital loss carryforwards as of September 30, 2013, their most recent fiscal year end.

Item 2. Controls and Procedures.

(a)        The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 14a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b)        There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

            Filed herewith.

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT SOCIAL INVESTMENT FUND

By:       /s/ Barbara J. Krumsiek
            Barbara J. Krumsiek
            President – Principal Executive Officer

Date:    August 28, 2014

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

            /s/ Barbara J. Krumsiek
            Barbara J. Krumsiek
            President – Principal Executive Officer

Date:    August 28, 2014

            /s/ Michael V. Yuhas, Jr.
            Michael V. Yuhas, Jr.
            Assistant Treasurer -- Principal Financial Officer

Date:    August 28, 2014